EXHIBIT 99.2

Loan Level Exception Report

Citi SBC Velocity Report

Run Date - 4/6/2016 2:02:45 PM

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170002	1	A	A	A
1601170005	1	A	A	A
1601170008	1	A	A	A
1601170010	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: EOI does not specify Landlord coverage, and contains loss of use rather than loss of rents. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement)

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Incomplete loan approval worksheet; The Underwriting comments are substantially incomplete, and do not demonstrate analysis typical of a new credit purchase transaction; specifically, analysis of assets/verified liquidity and details surrounding subject property, borrower background, first time investor, etc. Additionally, the OK for Loan Docs and Funding approvals are blank, which is typically indicative of an early stage approval document.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible> $5,000. Per EOI the Hurricane deductible is 2% with coverage amount of $353,000 equates to $7,060 Hurricane deductible. Per MCP 7.2 II a. The insurance policy:must have a deductible equal to the lesser of $5,000 or 5 % of the amount of coverage, except as provided herein

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded updated insurance cert with loss of rents.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded updated loan worksheet with complete write up, dates, and exception for insurance deductible.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded updated loan worksheet with complete write up, dates, and exception for insurance deductible.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated EOI document reflecting landlord/loss of rents coverage.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated completed Loan Approval worksheet containing completed comment fields and OK for docs approval date

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception for deductible amount.

1601170014	1	A	A	A
1601170018	1	A	A	A

[1] General - Missing Document: Proof of Residency Status not provided

EXCEPTION INFO: The social security card for Co-borrower XXX indicates “Valid for Work only with INS authority’. Per SSA.gov this indicates that he is/was at some point a non-citizen/alien. There is no passport on file for this co-borrower. Per the application on file XXX states that he is a US citizen and is not a permanent resident alien. Citizenship status and identity should be verified. Per MCP 5.6 FOREIGN NATIONALS: Requirements: * Government issued visa or green card

							CLEARED COMMENT (2016-03-02): Received Passport.
1601170024	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170027	1	A	A	A
1601170029	1	A	A	A
1601171132	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170035	1	A	A	A
1601170036	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170037	1	A	A	A
1601170038	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170040	1	A	A	A
1601170042	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-15-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): 3/18/16- Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrower type
1601170045	1	A	A	A
1601170046	1	A	A	A

[1] General - Missing Document: HUD-1 not provided

EXCEPTION INFO: Missing Purchase Contract/Addendum- The Final HUD-1 Reflects a purchase price of $368,000 while the sales contract/purchase agreement on file reflects a purchase price of $365,000.

Per MCP 9.1 HUD-1: The Final HUD-I and/or customary settlement statement is required on all transactions. It should include the following: ... * reflect fees and amounts paid by either Buyer or Seller agree with purchase contract and legal documentation,

						GENERAL COMMENT (2016-03-15): Requested GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded full purchase contract with all addendums. Page 3 includes purchase price increase of $3000.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated purchase contract addendum reflecting adjustment to price which aligns with Final HUD-1 purchase price.
1601170049	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Hazard insurance coverage per dec page (page 373) is $198,000. Replacement cost per Appraisal (page 54) is $280,841.

[1] General - Missing Document: Guaranty Agreement not provided

GENERAL COMMENT (2016-03-02): 3-1-16 (VK) Dwelling coverage is more than the loan amount and replacement cost endorsement is included on the insurance cert. VCC does not rely on the appraiser’s estimate if replacement cost endorsement is included on the policy. Guaranty agreement is only required if closing in an entity.

GENERAL COMMENT (2016-03-02): Guaranty agreement is only required if closing in an entity.

							CLEARED COMMENT (2016-03-02): Insurance accepted as coverage amount > loan amount CLEARED COMMENT (2016-03-02): Agree, exception cleared.
1601170053	1	A	A	A
1601170055	1	A	A	A
1601170056	1	A	A	A

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: The Approval refers to coverage by XXX and the file contains the XXX letter at page 130 and an Environmental Disclosure Form at page 355.

							CLEARED COMMENT (2016-03-02): XXX letter in file with Lender Environmental Collateral Protection and Liability Insurance program
1601170059	1	A	A	A
1601170060	1	A	A	A
1601170062	1	A	A	A
1601170065	1	A	A	A
1601170069	1	A	A	A

[1] Questionable Occupancy - Property is vacant

EXCEPTION INFO: The two Leases provided are for XXX, however the subject property address is XXX. (pages 160-161). Note: Although the absence of the correct lease indicates that the property is vacant, the appraisal identifies the subject as tenant occupied.

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) 2 leases on file are for the subject property. From street view, XXX falls on the subject property line (see uploaded images). When theses leases were originally created, borrower was under the impression that the property address was XXX. Per public record search (see uploaded images), the neighboring addresses are XXX and XXX so borrower’s error is understandable. VCC did not condition for an addnedum to the leases because the appraiser verified occupancy.

1601170072	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170075	1	A	A	A

[1] General - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: There is no VCC standard non-owner occupied certification document contained in the file provided for review.

Per MCP appendix 2, a NOO cert is required. Borrower signed as individual

[1] Document Error - The Certification of Non-Owner occupied is not signed by all required Borrowers. EXCEPTION INFO: Missing

[1] General - FICO below 650

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Executed NOO cert and LOI uploaded.

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Executed NOO cert and LOI uploaded.

CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

1601171162	1	A	A	A

[1] General - LTV does not meet guidelines

EXCEPTION INFO: Cashout on property purchased within 12 mos. Per appraisal (and supported by title prelim) the property was purchased on XX/XX/XX for $XXX, Subject note dated XX/XX/XX with loan amount of $XXX equates to LTV of 78.6%. Per MCP 6.6 Cash-out on Recent Purchases- Definition: Borrower on title < 12 months: Value estimate limited to the lessor of the original purchase price or the current appraised value

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for title seasoning. VCC real estate analyst supports appraised value.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601171173	1	A	A	A

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: There is no signed/executed Certification of Non-Owner Occupancy, contained in file, (there is only a Certification of Occupancy Disclosure. which was completed several weeks in advance of note date/ loan disbursement.) Per MCP Appendix 2: Velocity Compliance Matrix; a NOO certification is required.

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) NOO cert uploaded.	CLEARED COMMENT (2016-03-22): Seller provided acceptable NOO Cert, exception cleared.
1601170079	1	A	A	A	[1] General - Missing Document: Business Purpose Letter of Intent not provided [1] General - Debt service ratio issue EXCEPTION INFO: DSCR 0.69% < 1.20 minimum required for Investor Multifamily	GENERAL COMMENT (2016-03-09): Per loan approval worksheet, DSCR is 1.5 on this file.

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Busines purpose LOI is not required on multifamily (5+ units) properties.

CLEARED COMMENT (2016-03-09): Exception cleared- due to 1.46x stabilized DCR as underwritten which meets 1.20x requirement for Bridge/mini-perm loans as of 1/15/15 MCP revision.

1601170082	1	A	A	A
1601170083	1	A	A	A	[1] General - Missing Document: UCC-1 not provided		CLEARED COMMENT (2016-03-07): 3-3-16 (VK) UCC1 uploaded.
1601170093	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: DSCR Exception listed as matrix exception but not identified as MCP exception per approval.

Per Approval the VCC UW DSCR was 1.18x. Per MCP 2.3. GENERAL LENDING OUTLINE: Min DSCR is 1.25x Commercial – Traditional II

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) DCR exception added to MCP column. Updated worksheet uploaded.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601170094	1	A	A	A	[1] General - Missing Document: Business Purpose Letter of Intent not provided		CLEARED COMMENT (2016-03-07): 3-3-16 (VK) This is an older file and VCC did not require business purpose LOI on mixed-use commercial properties in 2014 (only on 1-4s).
1601170096	1	A	A	A	[1] General - Missing Document: Rent Roll not provided		CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Rent roll was not provided because both units are vacant. See appraisal for confirmation.
1601170098	1	A	A	A
1601170102	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170104	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the application shows the Borrower(s) do not have an address other than the subject property.

EXCEPTION INFO: Per Final 1003 the Borrower resides at the property.

						GENERAL COMMENT (2016-03-15): Requested Update GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet indicating owner-user property.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting owner-user, 10.86% owner occupancy
1601170108	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: There is no VOF for Cash required to close. Per Final HUD-1 the borrower was required to pay $793.41 at closing.

Per MCP6.2 PROOF OF FUNDS Down Payment: *Proof of down payment must be verified.

[1] General - FICO below 650

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) Deductible > $5,000. Per EOI, the Wind Hail deductible is 5% with coverage amount of $2,123,867 for a deductible off $106,193.35. Per MCP (v 1/1/15) 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

2) Non-standard EOI format for Liability and hazard policy. Hazard policy is a proprietary EOI form and not a standardized ACORD form. Per MCP (v 1/1/15) 7.2 VII. Evidence of Insurance

Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

3) General Aggregate < $3MM with elevator. Per EOI, aggregate limit is $2MM. Per MCP 7.2 V:For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exceptions for proof of funds, FICO, and all insurance items.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exceptions for proof of funds, FICO, and all insurance items.

CLEARED COMMENT (2016-03-22): Seller provided an updated loan approval which grants a guideline exception for proof of funds.

CLEARED COMMENT (2016-03-11): Per final loan approval a guideline exception was granted

CLEARED COMMENT (2016-03-22): Seller provided an updated loan approval which grants a guideline exception for all insurance items cited herein.

1601170110	1	A	A	A
1601170113	1	A	A	A	[1] General - Missing Document: Background Check not provided	GENERAL COMMENT (2016-03-09): this search is only required when the credit report indicates a SSN mismatch or OFAC hit.	CLEARED COMMENT (2016-03-09): Cleared based on seller’s comment
1601170119	1	A	A	A
1601170126	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: Co-borrower 639 Fico score < 650 minimum required		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170127	1	A	A	A

[1] General - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: Letter from Borrower not located in the loan file.

[1] Document Error - The Certification of Non-Owner occupied shows the Borrower(s) are residing at the subject property.

EXCEPTION INFO: NOO Cert is in file executed at closing, however the line on which the borrower was to list their primary residence is blank.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) BP letter is not required for a multifamily (5+ units) property (see compliance matrix).

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) NOO cert is not required for a multifamily (5+ units) property (see compliance matrix).

							CLEARED COMMENT (2016-03-15): Agree with seller response, exception cleared. CLEARED COMMENT (2016-03-15): Agree with seller response, exception cleared.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170131	1	A	A	A	[1] General - Missing Document: 1003 Final not provided EXCEPTION INFO: Application in file is not dated by the borrower or the originator.	GENERAL COMMENT (2016-03-15): 3-9-16 (VK) VCC does not view this as a critical exception. Application is otherwise complete with no red flags.	CLEARED COMMENT (2016-03-15): Agree, exception cleared
1601170137	1	A	A	A
1601170138	1	A	A	A
1601170139	1	A	A	A

[1] General - Ineligible property

EXCEPTION INFO: Subject Property address XXX, borrower states address is XXX, missing verification borrower address of XXX is not other Unit in Duplex.

[1] Document Error - Subject property is Non-Owner Occupied and Asset/Income docs in file show the Borrower(s) address as the subject property.

EXCEPTION INFO: Borrower’s primary address similar to subject property

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Title & appraisal both indicate the legal address to be XXX only. LOI was provided indicating non-owner occupancy. Appraisal & rent roll indicate tenants in both units. XXX can’t be part of the subject property because it wouldn’t fall on the same side of the street. Please clarify what asset/income docs suggest that he lives in the subject property.

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Title & appraisal both indicate the legal address to be XXX only. LOI was provided indicating non-owner occupancy. Appraisal & rent roll indicate tenants in both units. XXX can’t be part of the subject property because it wouldn’t fall on the same side of the street. Please clarify what asset/income docs suggest that he lives in the subject property.

1601170140	1	A	A	A
1601170143	1	A	A	A
1601170146	1	A	A	A	[1] General - There is either an environmental report missing or there is an environmental concern with the property

CLEARED COMMENT (2016-03-11): The final loan approval on file contains express approval for the exception related to the veracheck level 5 environmental concern. There is also a letter on file attesting that the identified adjacent property related issue poses minimal additional risk to the subject property.

1601170147	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170148	1	A	A	A

[1] Other Financing - Missing Documents: Missing other financing information: (insert null data fields)

EXCEPTION INFO: The purchase agreement on file dated 4/1/15 is not signed/ executed by either seller or buyer; this non- executed addendum indicated a required closing date of XX/XX/XX, The original contract closing date was 4/30/15. The note is dated is XX/XX/XX and HUD-1 indicated settlement date is XX/XX/XX

Per MCP 5.1 Credit analysts will rely on a VCC real estate review to evaluate the strength of the real estate, but should take care to incorporate those findings into the final approval decision. In addition, we will evaluate the borrower’s credit history, underwrite the title report to ensure our loan is a first lien on the property, review relevant inspection reports and purchase contracts (if applicable),

[1] General - Fraud reports are not present for all borrowers/guarantors.

EXCEPTION INFO: There is no OFAC or background check for the borrower contained in the file provided for review.

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: 1) Hurricane deductible of $8,280 exceeds policy max of $5,000.

Per MCP 7.2Hazard Insurance a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

2)The EOI provided is a proprietary proof of insurance format and neither an ACORD, Certified complete policy nor binder. Per MCP VII. Evidence of Insurance Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

[1] General - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: The borrower address as listed on the Deed/Mortgage document is the subject property which is inconsistent with the Non-owner occupied business investment loan purpose.

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: There is no OFAC or background check for the borrower contained in the file provided for review.

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Verified funds insufficient to close; Verified balance as of 6/24/15 was $120,008, with required cash to close per HUD-1 of $122,490.48. While the approval references insufficient reserves, it does not reference the insufficient verified funds to close.

Per MCP 6.2 PROOF OF FUNDS: Down Payment- Proof of down payment must be verified.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded executed purchase contract. Per closing attorney, the extension addendum was not required to be signed because the original contract closing date is “on or about.”

GENERAL COMMENT (2016-03-24): 3-23-16 (VK) Please clarify what exceptions are still outstanding. All 4 exceptions appear to be cleared.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) VCC only requires fraud reports when there is an OFAC hit on credit. See page 4 & 10 of the credit report. OFAC is clear with no matches.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible. This loan funded 07-29-2015 and per 6-1-2015 MCP, proprietary insurance forms can be accepted at underwriter’s discretion.

GENERAL COMMENT (2016-03-29): 3-28-16 (VK) Uploaded corrected deed of trust and sent for re-recording. Please clarify what other exceptions, if any, remain.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) VCC only requires fraud reports when there is an OFAC hit on credit. See page 4 & 10 of the credit report. OFAC is clear with no matches.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated loan worksheet with exception for unverified funds to close.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of signed/ executed contract in conjunction with affirmation that addendum extending closing date is not deemed necessary by lender.

CLEARED COMMENT (2016-03-18): Exception cleared- due to affirmation that Background check info on file is deemed sufficient/acceptable by lender.

CLEARED COMMENT (2016-03-18): Exception 1) cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception for deductible amount. Exception 2) cleared- due to doc type being acceptable per UW review in accordance with MCP allowance.

GENERAL COMMENT (2016-03-18): Exception remains- this exception was not addressed by 3/16/16 lender comments/ responses

GENERAL COMMENT (2016-03-24): the following exception remains: The borrower address as listed on the Deed/Mortgage document is the subject property which is inconsistent with the Non-owner occupied business investment loan purpose.

GENERAL COMMENT (2016-03-25): exception remains- issue was not addressed in 3/24 responses

CLEARED COMMENT (2016-03-29): exception cleared- due to receipt of updated deed of trust document reflecting corrected addresses.

CLEARED COMMENT (2016-03-18): Exception cleared- due to affirmation that Background check info on file is deemed sufficient/acceptable by lender.

GENERAL COMMENT (2016-03-18): exception remains- this exception was not referenced in lender responses 3/16/16

GENERAL COMMENT (2016-03-24): the following exception remains: Verified funds insufficient to close; Verified balance as of 6/24/15 was $120,008, with required cash to close per HUD-1 of $122,490.48. While the approval references insufficient reserves, it does not reference the insufficient verified funds to close.

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to unverified funds to close.

1601170156	3	C	A	C

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: No verification of funds to close. Per Final HUD-1 the borrower was required to pay $8,436.57 to close. there is no VOF in file. Per MCP 6.2 PROOF OF FUNDS Down Payment: Proof of down payment must be verified.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI on file reflects 90% coinsurance. Per MCP 7.2 a. The insurance policy:* must not have any coinsurance.

[3] General - Loan cited as having Title Schedule B exceptions

EXCEPTION INFO: No evidence of release/ satisfaction of outstanding lien contained in file. Per Title work provided, Schedule B Part I ’6. Payment in Full of Federal Tax Lien against XXX filed as 08 M 19990’ was a condition affecting the commitment. Per MCP 7.1 Title Insurance Exceptions: All existing liens and judgments must have been paid or released;

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan approval worksheet with exceptions for funds to close and co-insurance.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan approval worksheet with exceptions for funds to close and co-insurance.

GENERAL COMMENT (2016-04-01): 3-18-16 (VK) Pending final title policy for evidence of lien release

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to missing VOF

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to co-insurance

GENERAL COMMENT (2016-04-01): Exception remains pending receipt of updated title work

1601170159	1	A	A	A
1601170164	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170165	1	A	A	A

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: There is no OFAC nor Background check contained in file for either Borrower or guarantor.

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: EOI provided is a proprietary proof of insurance form and not any of the acceptable formats including ACORD, Binder, complete policy.

Per MCP (1/1/15) VII. Evidence of Insurance

Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage.

[1] General - Missing Document: HUD-1 not provided

EXCEPTION INFO: The settlement statement on file is proprietary and not a standard HUD-1. Per MCP (1/1/15) 9.1 HUD-1 The Final HUD-I Settlement Statement is required on all transactions. It must be executed by all Borrowers, including any addenda.

[1] Guideline Issue - Guideline Issue: Ineligible borrower

EXCEPTION INFO: The ID evidence on file indicates that the guarantor is a visiting Canadian citizen required to return by 10/31/15. This conflicts the application which indicates that the applicant is a permanent resident alien. There is no VIsa/ Green Card in file. Per MCP (1/1/15) 5.6 Requirements: *Government issued visa or green card [is required]

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Per credit report (red flags page), SSN matches and there is no OFAC hit. Fraud report is not required.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Loan funded 7-31-15 so 6-1-15 MCP was applicable. Per 6-1-15 MCP, proprietary EOI can be accepted at VCC underwriter’s discretion.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded final HUD. VCC accepts this proprietary format.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded borrower’s VISA and I-797. At the time of funding, borrower’s VISA was still valid and the I-797 was accepted by VCC underwriting as evidence that the borrower plans to extend his residency in the U.S.

CLEARED COMMENT (2016-03-22): Agree with seller response, exception cleared.

CLEARED COMMENT (2016-03-22): Agree with seller’s response. Exception cleared.

CLEARED COMMENT (2016-03-22): Per response, seller accepts the non-standard HUD form which was used in this transaction. Exception cleared.

CLEARED COMMENT (2016-03-22): Seller provided the documents described in their response. Based upon review of these documents in conjunction with the guidelines and written response, exception is cleared.

1601170177	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171106	1	A	A	A

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: There is no OFAC or background information for the borrower/ applicant.

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Two Issues being cited in this Misc exception:

1) There is no addendum to contract to confirm extension of closing date to XX/XX/XX as indicated on the HUD-1. The most recent Addendum/extension on file indicates an extension to 5/22/15. Per MCP 9.1, the HUD-1 must *indicate sales price and earnest money deposit agree with purchase contract, reflect fees and amounts paid by either Buyer or Seller agree with purchase contract and legal documentation

2) There is no documentation to affirm that the delinquent taxes shown on Prelim title report on file dated 6/5/15. have been satisfied. per the prelim title work, delinquent amount is $1,629.52 with $172.95 penalty. The HUD-1 indicates no tax payment Corresponding to this amount. Per MCP 7.1 Title Insurance Exceptions * Property taxes, assessments and bonds must be paid current;

[1] General - Missing Title

EXCEPTION INFO: There is no final title contained in file to affirm lender is in first lien position. The executed second mortgage doc on file is dated XX/XX/XX while the subject note is dated XX/XX/XX. Most recent title work on file is prelim dated 6/5/15. Per MCP 7.1 Title Insurance Exceptions * Title exceptions are limited to those generally acceptable in the secondary market, as determined by VCC in its sole and absolute discretion

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) See page 5 & 11 of the credit report. OFAC is clear with no name matches. Fraud report is not required.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) [1] Contract extensions are not mandatory (not identified in the MCP). Per final HUD, the sale has occurred and title transfer was insured, so a closing date extension is not material to the file. [2]See line 1206 on final HUD for proof of delinquent tax payment. The amount on the HUD is slightly higher due to additional penalties. Also, per final title policy on file, taxes are up to date. Final title policy uploaded.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Final title policy uploaded.

CLEARED COMMENT (2016-03-18): Exception cleared- due to affirmation that Background check info on file is deemed sufficient/acceptable by lender.

CLEARED COMMENT (2016-03-18): Exception cleared- 1) subject to affirmation that addendum extending closing date is not deemed necessary by lender.2)due to Evidence in HUD-1 indicating payoff of lien in conjunction with final title policy reflecting removal of tax lien exception

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of final title indicating lender is insured in 1st lien position

1601170182	1	A	A	A

[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: No VOR exception contained on approval; Per application and LOE, the Borrower lives rent free with her boyfriend and as a result no VOR is on file.

Per MCP 5.4 MORTGAGE VERIFICATION Rental Payment History: If the Borrower previously rented, a 12-month rental history must be verified by:* Verification of Rents (VOR) from management company; or

* Cancelled rent checks (legible) from the Borrower for the past 12 months.

[1] Document Error - Subject property is Non-Owner Occupied and Asset/Income docs in file show the Borrower(s) address as the subject property.

EXCEPTION INFO: Per LOE on file the borrower acknowledges the use of the subject address as her primary mailing residence, this has the potential to cloud the NOO status of the borrower/loan. (it is noted that a completed and executed NOO Cert is on file and contains an alternate address as Primary residence.)

[1] General - FICO below 650

GENERAL COMMENT (2016-03-09): Uploaded updated loan approval worksheet with exception for VOR.

GENERAL COMMENT (2016-03-09): VCC was comfortable with the occupancy status of the subject property because a long term lease was provided and appraiser confirmed tenant in the property. Mailing address on the driver’s license was sufficiently explained in the LOE and NOO cert supports true primary residence.

CLEARED COMMENT (2016-03-09): Exception cleared- due to receipt of updated loan approval documenting lack of VOR as an approved exception

WAIVED COMMENT (2016-03-09): VCC UW considered this risk not material due to NOO LOE supported by existing long-term Tenant lease in place for subject property, and appraisal documenting tenant occupancy.

RE-OPEN COMMENT (2016-03-09): Incorrect/mistaken disposition as waived/ should have been cleared

CLEARED COMMENT (2016-03-09): Primary residence address discrepancy was considered and approved per Final loan approval on file.

CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

1601170185	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170187	1	A	A	A
1601170188	1	A	A	A
1601170190	1	A	A	A
1601170191	1	A	A	A
1601170197	1	A	A	A

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: There is no evidence of General Liability Coverage for the subject borrower/ property.

Per MCP 7.2 V. Commercial General Liability Insurance

Commercial General Liability Insurance is required on all loans.… For Investor 1-4 properties, $300,000 is acceptable for the general aggregate limit. VCC may require additional amounts of coverage if it is determined that special risks exists, including, for example, space used for a day care center or other commercial or retail facility.

						GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Uploaded complete insurance cert with liability page.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of EOI for liability coverage reflecting compliant coverage amounts
1601170198	1	A	A	A
1601170201	1	A	A	A

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: There is no OFAC nor background check on file for the borrower.

[1] General - Missing Document: Business License not provided

EXCEPTION INFO: There is no business license on file. Per the final approval, the loan was approved as Owner User. Per MCP 5.3 Owner User Borrower Borrower must provide:* 2 years profit and loss statements for the business * Current Business license

[1] General - Missing Document: Business P&L not provided

EXCEPTION INFO: There is no business license on file. Per the final approval, the loan was approved as Owner User. Per MCP 5.3 Owner User Borrower Borrower must provide:* 2 years profit and loss statements for the business * Current Business license.

[1] General - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: There is no handwritten LOI nor Business purpose affidavit, nor non-owner occupancy cert contained in file for the subject note.

[1] General - Missing Document: Credit Report not provided

EXCEPTION INFO: Credit report reflects an open tax lien i/a/o $5,628 dated 11/2014 with no evidence of satisfaction nor letter of explanation contained in file.

Per MCP 5.2 CREDIT ANALYSIS-Adverse Credit: All charge-off, repossessions, collections, judgments and liens during the prior two years must be satisfactorily explained in writing by the Borrower. The age of these types of adverse credit is counted from the date of occurrence. Individual Judgments greater than $20,000.00 should be paid off prior to or at closing unless a valid dispute exists and is fully verified and documented. Borrower(s) with tax liens will be considered on a case-by-case basis.

[1] General - FICO below 650

GENERAL COMMENT (2016-03-09): Per VCC credit report (see red flags page), SSN is a match and there is no OFAC hit. Fraud report is not required.

GENERAL COMMENT (2016-03-09): This is not an owner-user property. See rent roll. All units are leased out to tenants. Business license or P&Ls are not required.

GENERAL COMMENT (2016-03-09): This is not an owner-user property. See rent roll. All units are leased out to tenants. Business license or P&Ls are not required.

GENERAL COMMENT (2016-03-09): Handwritten LOI is not required for commercial properties (this is a 2 unit retail building).

GENERAL COMMENT (2016-03-09): Uploaded tax lien payoff demand with proof of payment.

CLEARED COMMENT (2016-03-09): Agree with seller’s response, exception cleared.

CLEARED COMMENT (2016-03-09): Cleared based on seller’s response

CLEARED COMMENT (2016-03-09): Cleared based on seller’s response

CLEARED COMMENT (2016-03-09): Cleared based on seller’s response

CLEARED COMMENT (2016-03-09): exception cleared- due to receipt of evidence of satisfaction of tax lien.

CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

1601170202	1	A	A	A
1601170203	1	A	A	A
1601170205	1	A	A	A
1601170207	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170210	1	A	A	A
1601170213	3	C	A	C

[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

EXCEPTION INFO: VOM exception- Checks on file are drawn on the Tenant’s account and not from the property owner/borrower/ guarantor. Additionally the first two monthly loan payment checks (7/2/14 &8/2/14 i/a/o $5,213) exceed the contractual monthly rent amount of $4,167/mo as established in the lease.

Per MCP (v 1/1/15) 5.4 Mortgage Payment History: All mortgage payment histories must be verified (computer generated or typed, not handwritten) for the past 12 months by one of the following methods: * Cancelled checks (legible) from the Borrower for the past 12 months if lien is held by private party

[3] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: The EOI on file reflects a Homeowners (HO-3) policy with Loss of use as opposed to loss of rents and relatively high ($536,200) personal property coverages which are indicative of a Owner occupant policy. Per MCP (v 1/1/15) 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: The EOI format of Binder is not the policy prescribed ACORD nor complete policy. Per MCP (v 1/1/15) 7.2 VII. Evidence of Insurance: Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

GENERAL COMMENT (2016-03-15): 3-9-16 (VK) It is not against VCC’s policy for the tenant to be paying the mortgage directly as long as the borrower’s contractual obligations are being met. VCC underwriting only requires LOE if mortgage payments are short, thus overages were not explained.

GENERAL COMMENT (2016-03-18): 3-16-16 (VK) Uploaded updated loan worksheet with exception for cancelled checks.

GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Insurance update requested.

GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Insurance binder on file is on ACORD 75. Also, please see 6-1-15 or 11-1-15 version of the MCP, which give VCC underwriter discretion over which insurance form is acceptable. Loan funded on 6-9-15 so 6-1-15 MCP was in effect.

GENERAL COMMENT (2016-03-15): exception remains; MCP 5.4 specifically states that the cancelled checks must be ‘from the Borrower’.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated Loan Approval Worksheet documenting approval of exception related to VOM -checks

GENERAL COMMENT (2016-03-15): exception remains- pending receipt of updated EOI

GENERAL COMMENT (2016-03-18): exception remains- pending receipt of updated EOI (no updates included in 3/16/16 lender responses)

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

CLEARED COMMENT (2016-03-15): exception cleared- due to updated 6/1/15 policy allowance for binder being acceptable at UW discretion.

1601170214	1	A	A	A
1601170220	1	A	A	A
1601170228	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: 1)Reserves <3mo for FT investor.2) verified funds not sufficient to close. Per Approval, borrower is a FT investor, Per 4/23/15 stmt on file verified funds of $93,653.03, per final HUD-1, Cash required to to close was $101,434.57 resulting in shortfall of ($7,781.54). additionally + 3 mos PITI amounts to $8,995.29 ($1293.28 P&I, $1,502.32 Tax, $202.83 Ins- due monthly) for total shortfall of ($16,776.83) Per MCP 6.2 PROOF OF FUNDS-Down Payment: *Proof of down payment must be verified. Per MCP 6.3. FIRST TIME BUYER … * Minimum three (3) months reserves required post-closing [required]

						GENERAL COMMENT (2016-03-15): Requested GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exceptions for proof of funds and reserves.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601170229	1	A	A	A
1601170230	1	A	A	A
1601170235	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170236	1	A	A	A

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: 1) Standard deductible of $2,500 exceeds 1% max Hurricane Deductible of 5% @ 146,400 coverage amount exceeds $5,000 Policy limit.

Per MCP 7.2 (rev. 6/1/15)- II a. The insurance policy : * must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

2) Proprietary Format of EOI for Liability coverage in conjunction with only a Declaration page for Hazard policy does not meet EOI requirement of ACORD/complete policy.

Per MCP 7.2 (rev. 6/1/15)- VII. Evidence of Insurance

Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

GENERAL COMMENT (2016-03-09): Please VCC MCP revision 11-1-15 (uploaded). Insurance deductible requirement is now the lesser of $5000 or 5%. Uploaded updated loan approval worksheet with exception for hurricane deductible.

Per section 7.2 VII of the 11-1-15 revised MCP, proprietary (non-ACORD forms) insurance certificates are acceptable at underwriter’s discretion.

GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Uploaded updated loan approval worksheet with exception for insurance deductible and proprietary EOI format.

GENERAL COMMENT (2016-03-09): Note Date is XX/XX/XX- hence the loan was reviewed based on the 6/1/15 policy revision. Per the applicable policy at the time of loan origination, an exception exists due to the cited factors.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exceptions for EOI format and deductible amount.

1601170241	1	A	A	A

[1] General - Debt service ratio issue

EXCEPTION INFO: Vacancy <5%- Per appraisal review on file, the accepted NOI was performed using a 3% Vacancy adjustment.

Per MCP 3.5 Economic Loss: Our minimum vacancy and collection loss rate is five percent.

						GENERAL COMMENT (2016-03-09): Using a 5% vacancy, NOI is $46,275. Updated loan approval worksheet uploaded with adjusted NOI and DCR exception.	CLEARED COMMENT (2016-03-09): Exception cleared- due to receipt of updated loan approval doc reflecting corrected NOI/DSCR amounts and approved DSCR exception.
1601170243	1	A	A	A
1601170250	1	A	A	A
1601170251	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170259	1	A	A	A
1601170263	1	A	A	A
1601170265	1	A	A	A	[1] General - Missing Document: Proof of Residency Status not provided EXCEPTION INFO: There is a DL on file but no SS card nor Passport to verify residency	GENERAL COMMENT (2016-03-09): Borrower has certified to be a legal U.S. resident on page 4 of the loan application. VCC does not require any additional documentation.	CLEARED COMMENT (2016-03-09): Cleared based on seller’s response
1601170269	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170274	1	A	A	A

[1] General - There is either an environmental report missing or there is an environmental concern with the property

EXCEPTION INFO: Veracheck result of 3- adjacent concerns: with no documentation on file supporting mitigating factors. (it is noted that The Approval document acknowledges the elevated environmental risk; however there is no additional evidence of details surrounding the reasons for accepting the elevated risk.)

Per MCP 12. ENVIRONMENTAL RISK POLICY

VCC does not lend on environmentally sensitive properties and avoids lending to properties that pose an increased environmental risk… …Other third party reports such as a Veracheck or EDR must be reviewed by the credit analyst and indicate the property has no indicated environmental risk.

GENERAL COMMENT (2016-03-09): Uploaded CC&Rs for XXX (PUD project that subject property belongs to). Soil report indicates that oil wells are in compliance with Division of Oil, Gas, and Geothermal Resources. Also, VeraCheck reports indicates this to be a low risk issue (page 2 of the report) because adjacent sites are not listed on any government record. Thus VCC UW has accepted the elevated risk.

CLEARED COMMENT (2016-03-09): Exception cleared, due to VCC affirmation that the environmental risk was reviewed and accepted in the initial underwriting and approval of the loan. supported by upload of CC&R disclosures.

1601170280	1	A	A	A
1601170281	1	A	A	A

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: There is no FraudScan OFAC/background check document contained on file.

[1] Document Error - Missing document: A copy of the lease for the subject property is missing.

EXCEPTION INFO: Per the appraisal, the property is vacant. there is no other evidence (Rent roll/lease) to dispute 0% occupancy.

CLEARED COMMENT (2016-03-07): 3-3-16 (VK) Uploaded fraud ID scan for borrower. However, please be advised that this search is only required when the credit report indicates a SSN mismatch or OFAC hit.

CLEARED COMMENT (2016-03-07): Subject property was vacant at the time of approval. This loan funded before VCC began mandating tenant occupancy. However, there does not appear to be any evidence of owner occupancy either.

1601170284	1	A	A	A

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: Subject is mixed use with residential attached to building, missing Non-Owner Occupancy Declaration.

[1] General - FICO below 650

						GENERAL COMMENT (2016-03-09): At the time this deal funded, VCC did not require NOO certs on mixed-use properties.	CLEARED COMMENT (2016-03-09): Cleared based on seller’s response CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170288	1	A	A	A
1601170290	1	A	A	A
1601170291	1	A	A	A	[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

GENERAL COMMENT (2016-03-09): This is a condo purchase where master insurance includes walls-in coverage, so no additional HO-6 policies were required by VCC (note no insurance impounds). The master insurance policy is controled by the HOA and cannot be amended by any individual homeowner or lender. It covers all properties in the project, regardless of whether they are rental or owner occupied.

							CLEARED COMMENT (2016-03-09): Exception cleared- due to subject condo property covered under master condo policy.
1601170296	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-09): NOO cert is not required per VCC guidelines because loan closed in an entity.	CLEARED COMMENT (2016-03-09): Cleared based on seller’s comment
1601170303	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170306	1	A	A	A

[1] General - Fraud reports are not present for all borrowers/guarantors.

EXCEPTION INFO: there is no Background check document contained in file.

[1] General - Missing Document: Business Purpose Letter of Intent not provided

EXCEPTION INFO: There is no handwritten LOI/LOE on file nor is there a Business purpose affidavit contained int he file.

GENERAL COMMENT (2016-03-09): Per VCC credit report (see red flags page), SSN is a match and there is no OFAC hit. Fraud report is not required.

GENERAL COMMENT (2016-03-09): Business purpose LOI is not required on commercial properties (this is a retail building).

							CLEARED COMMENT (2016-03-09): Cleared based on seller’s response CLEARED COMMENT (2016-03-09): Cleared based on seller’s response
1601170310	1	A	A	A
1601170311	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Coverage amount < Loan amount and Replacement cost. Per EOI; coverage amount is $264,800 Replacement cost. Note face value of $563,000 and per appraisal pg4 (AMC pg 89) Marshall & swift replacement cost is $445,000. Per MCP7.2-IIa. The insurance policy:.. * must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Subject property is 3 separate buildings and each building has a separate coverage limit. Uploaded 3 separate insurance ACORDS (see Location/Description section). Aggregate amount is coverage is $794,400 at replacement cost.

							CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of multiple EOI forms for a single policy which reflects compliant aggregate coverage levels.
1601170314	1	A	A	A
1601170316	1	A	A	A
1601170317	1	A	A	A
1601170324	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and Verification of identification docs in file show the Borrower(s) address as the subject property.

EXCEPTION INFO: Identification in file reflects subject property address, however, LOE states that this was the borrower’s primary address prior to marriage and borrower has since moved but has not updated address on drivers license.

						GENERAL COMMENT (2016-03-09): Subject property lease is on file and appraiser confirmed tenant occupancy. Also, uploaded recent bank statements for verification of current primary residence.

GENERAL COMMENT (2016-03-03): Note that ID confirming NOO address/status is not required per policy. Additionally, NOO review elements are not typically required due to XXX borrower.

CLEARED COMMENT (2016-03-09): Agree with seller response, exception cleared.

1601170326	1	A	A	A	[1] General - Missing Document: Security Instrument not provided EXCEPTION INFO: Recorded Security Agreement (page 263) has been altered, see cross outs on first page.

GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Pending to be re-recorded.

GENERAL COMMENT (2016-03-24): 3-23-16 (VK) Uploaded certified signed mortgage instrument. Re-recording will take some time but the original is unaltered so this should be sufficient to clear the exception.

							CLEARED COMMENT (2016-03-24): exception cleared- due to receipt of un-altered DOT/mortgage document.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170329	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Proprietary EOI format contains no clear indication of landlord coverage. Only indication is Policy Type: House & home, with no indication of loss off rents coverage.

Per MCP(v1/1/15) 7.2; Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement). If an evidence of insurance or insurance binder is provided at closing, a policy must be issued and sent within 30 days from date of issuance with the proper mortgagee clause to VCC’s designated servicer of record.

Per MCP(v1/1/15) 7.2; VII. Evidence of Insurance: Prior to funding a loan, an ACORD Form 27 or ACORD 28 combined with an ACORD 25S, or ACORD 75S are acceptable as temporary evidence of insurance. Post-closing, either originals or certified copies of current insurance policies are acceptable as proofs of coverage. A binder is not acceptable, unless required by state law. If state law requires the acceptance of a binder as evidence of insurance, the binder must be renewed no less frequently than every 60 days.

GENERAL COMMENT (2016-03-09): Uploaded updated insurance certs that reflects landlord policy and fair rental value coverage.

See VCC MCP v. 11-01-15.

Per section 7.2 VII of the 11-1-15 revised MCP, proprietary (non-ACORD forms) insurance certificates are acceptable at underwriter’s discretion.

							CLEARED COMMENT (2016-03-09): Exception cleared 1) due to receipt of updated EOI evidencing landlord coverage type and 2) due to 6/1/15 policy revision allowing non-ACORD EOI at UW discretion.
1601170332	1	A	A	A
1601170333	1	A	A	A	[1] General - Fraud reports are not present for all borrowers/guarantors. EXCEPTION INFO: No fraud report was observed in the file.	GENERAL COMMENT (2016-03-09): Per VCC credit report (see red flags page), SSN is a match and there is no OFAC hit. Fraud report is not required.	CLEARED COMMENT (2016-03-09): Cleared based on Seller’s comment
1601170335	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170337	1	A	A	A	[1] General - Missing Document: Proof of Residency Status not provided [1] Document Error - Missing document: A copy of the lease for the subject property is missing.

GENERAL COMMENT (2016-03-09): Borrower has certified to be a legal U.S. resident on page 4 of the loan application. VCC does not require any additional documentation.

GENERAL COMMENT (2016-03-09): On commercial properties, VCC only requires leases when loan amount is > $1,000,000.

GENERAL COMMENT (2016-03-03): There is a PA DL on file but no SS card nor Passport on file to verify Residency/citizenship.

CLEARED COMMENT (2016-03-09): Agree with seller’s response, exception cleared

CLEARED COMMENT (2016-03-09): Agree with seller’s response, exception cleared

1601170338	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not indicate Landlord policy ( contains loss of use as opposed to loss of rents) and also has no address listed for borrower.

Per MCP (v. 8/1/15) 7.2: Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

						GENERAL COMMENT (2016-03-09): Uploaded updated insurance cert with fair rental value. Per insurance agent, this is a landlord policy and loss of use is equivalent to fair rental value coverage.	CLEARED COMMENT (2016-03-09): Exception cleared- due to receipt of updated EOI reflecting Fair Rental Value as the specific remedy value for loss of use.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170341	1	A	A	A	[1] General - Missing Document: HUD-1 not provided EXCEPTION INFO: HUD-1 in file is marked Estimated	GENERAL COMMENT (2016-03-09): Final HUD uploaded.	CLEARED COMMENT (2016-03-09): Exception cleared - due to receipt of certified final HUD-1
1601170348	1	A	A	A
1601170349	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170353	3	C	A	C

[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

[1] General - Ineligible property

EXCEPTION INFO: Unique property, partially occupied single-unit property. Per appraisal the property is a single unit live/work condo. Per the supplied rent roll, the borrower occupies the ground floor with a tenant occupying the upper Floor(s). Per approval, the property was classified as owner-user(32.54%). There is no Non-owner occupied cert nor Owner occupied Business purpose cert nor any evidence of a UW Analysis of Business Purpose form. as prrescribed in Appendix 2 to MCP; compliance matrix.

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: Mixed Use property with no NOO Cert in file as required.

[3] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: EOI indicated Master Condo policy with supplementary Borrower-held homeowners policy. there is no evidence of landlord coverage/ loss of rents coverage. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated loan approval worksheet with exception for VOR (living rent free with family per LOE on file).

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) UW analysis of BP is only required when the subject is the borrower’s primary residence.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) VCC only requires the borrower of record to fill out BP forms/disclosures. These forms are not required from non-borrowing co-owner.Borrower occupies 32.54% of the single unit for business purpose. VCC underwriting has approved this.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Loan was approved before VCC began mandating NOO certs on mixed use properties.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) VCC only requires the borrower of record to fill out BP forms/disclosures. These forms are not required from non-borrowing co-owner.Borrower occupies 32.54% of the single unit for business purpose. VCC underwriting has approved this.This loan was grandfathered under the 6-1-15 MCP.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated loan worksheet with exception for business P&Ls. BP disclosure, cert, and analysis do not apply since this loan was approved before 11-1-2015.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Insurance update pending.

GENERAL COMMENT (2016-03-03): Per approval the borrower recently sold her primary, hence there is no VOR/VOM on file for her residence and this was not noted as an exception on the approval doc.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for VOR

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

GENERAL COMMENT (2016-03-15): exception remains-additional documentation/ analysis merited.

1) Subject note has one individual as borrower, and a mortgage/Deed reflecting borrower and one additional individual as property co-owner. and there is no BP LOI, BP Certification , BP disclosure, nor Occupancy certification on file for the non-borrowing property co-owner.

2) Subject property is a single unit mixed use property approved as 32.54% owner occupied by the borrower. Partial occupancy and unit count of 1 is incongruous.

3) Per approval worksheet, the loan approved on XX/XX/XX, just one day prior to the release of XX/XX/XX MCP revision, note dated XX/XX/XX, and Closing/disbursement date of XX/XX/XX.

MCP 11/1/15 would require the following missing items per appendix 2:

If qualified as non-owner occupied:

*Non-Owner Certification

*BP Disclosure

*BP Certification

If qualified as owner occupied Mixed Use:

*BP Disclosure

*Owner Occ BP Certification

*UW BP Analysis

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that subject property has been reviewed/analyzed and deemed to be compliant with Non-owner Occupancy eligibility requirements.

GENERAL COMMENT (2016-03-15): exception remains-additional documentation/ analysis merited.

1) Subject note has one individual as borrower, and a mortgage/Deed reflecting borrower and one additional individual as property co-owner. and there is no BP LOI, BP Certification, BP disclosure, nor Occupancy certification on file for the non-borrowing property co-owner.

2) Subject property is a single unit mixed use property approved as 32.54% owner occupied by the borrower. Partial occupancy and unit count of 1 is incongruous.

3) Per approval worksheet, the loan approved on XX/XX/XX, just one day prior to the release of XX/XX/XX MCP revision, note dated XX/XX/XX, and Closing/disbursement date of XX/XX/XX.

MCP 11/1/15 would require the following missing items per appendix 2:

If qualified as non-owner occupied:

*Non-Owner Certification

*BP Disclosure

*BP Certification

If qualified as owner occupied Mixed Use:

*BP Disclosure

*Owner Occ BP Certification

*UW BP Analysis

GENERAL COMMENT (2016-03-21): 3/21/16 - exception remains; based on UW affirmation that loan was grandfathered (8/1/15 policy would be applicable) an Exceptions remain for: 1) missing Business P&L’s for owner-user business. *the most recent approval on file ( provided with 3/14/16 responses) reflects owner-user property/Inv type

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to missing business P&L’s. BP Cert, Disclosure and owner user analysis not applicable due to approval date prior to applicable policy effective date.

GENERAL COMMENT (2016-03-15): exception remains- pending receipt of updated EOI.

GENERAL COMMENT (2016-03-21): Exception remains- pending receipt of updated EOI (no updates included in 3/18/16 lender responses)

1601170356	1	A	A	A
1601170357	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170358	1	A	A	A
1601170360	1	A	A	A
1601170367	1	A	A	A
1601170372	1	A	A	A	[1] General - Missing Document: HUD-1 not provided	GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Final HUD uploaded.	CLEARED COMMENT (2016-03-15): Received HUD
1601170373	1	A	A	A

[1] Document Error - Missing document: A copy of the lease for the subject property is missing.

EXCEPTION INFO: No lease on refinanced property located in the file. Per Appraisal the property is vacant.

GENERAL COMMENT (2016-03-09): This is an older file that funded before VCC began mandating tenant occupancy. Property was vacant at the time of funding as per appraisal and rent roll so no lease was obtained.

							CLEARED COMMENT (2016-03-09): Cleared based on seller’s response
1601170375	1	A	A	A
1601170377	1	A	A	A
1601170386	1	A	A	A
1601170398	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170402	1	A	A	A

[1] General - Ineligible property

EXCEPTION INFO: Health and safety issues per photos in Appraisal. Wood Rot on window sills, damaged siding, Microbial Growth, Exposed wiring, damaged window sills, Damaged TRIM.

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded cert of occupancy & pictures for evidence of repair. VCC underwriting has determined this to be sufficient	CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that property condition has been reviewed and deemed satisfactory based on updated photos and Cert of Occupancy
1601170405	1	A	A	A

[1] General - Missing Document: 1003 Final not provided

EXCEPTION INFO: Only an unsigned continuation sheet was observed in the file.

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: None observed in the file.

						GENERAL COMMENT (2016-03-09): Full signed final loan application uploaded. GENERAL COMMENT (2016-03-15): 3-9-16 (VK) Fraud ID scan uploaded.

CLEARED COMMENT (2016-03-09): exception cleared- due to receipt of complete, signed/executed loan application/1003

GENERAL COMMENT (2016-03-09): Exception remains- FACTA results indicated Decline (red). There is no FraudScan nor other background check documentation contained in file.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of veri-tax background check yielding satisfactory results.

1601170412	1	A	A	A	[1] General - Missing P&L	GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded P&Ls.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of Business P&L’s for owner user business
1601170414	1	A	A	A

[1] General - Missing Document: Credit Report not provided

EXCEPTION INFO: Missing for Co-guarantor.

[1] General - Missing Document: Background Check not provided

EXCEPTION INFO: Missing for the co-guarantor.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded joint credit report. Last 2 pages are the red flags report that shows no match with OFAC, so background check/fraud report is not required.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded joint credit report. Last 2 pages are the red flags report that shows no match with OFAC, so background check/fraud report is not required.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of credit report for co-borrower/guarantor

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of background report for co-borrower/guarantor

1601170421	1	A	A	A
1601170424	1	A	A	A

[1] General - Missing Document: Business Purpose Letter of Intent not provided

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: No verification of sufficient cash to close; Verified funds of $25,810.46 as of 7/21/15. Cash required to close of $34,230.18 Per HUD-1. This shortfall is referenced in the approval but not identified as an approved exception.

Per MCP (v. 8/1/15) 6.2 6.2 PROOF OF FUNDS-Down Payment: Proof of down payment must be verified. Acceptable Asset Verification: Acceptable asset verification for checking, savings, or money market accounts includes a Verification of Deposit (VOD) or a recent bank statement.

GENERAL COMMENT (2016-03-09): At the time this loan funded, VCC did not require BP letters or NOO certs on mixed-use properties.

GENERAL COMMENT (2016-03-09): Uploaded verification of funds (cashier’s checks showing XXX as remitter). As per VCC matrix, seasoning of funds is not require if LTV is reduced 5% below max (see Assets section of loan approval worksheet).

							CLEARED COMMENT (2016-03-09): Cleared based on seller’s response. CLEARED COMMENT (2016-03-09): Exception cleared- Due to receipt of cashiers check images serving as VOF to close.
1601170428	1	A	A	A
1601170435	1	A	A	A	[1] General - Missing Document: Business Purpose Letter of Intent not provided	GENERAL COMMENT (2016-03-09): Multifamily (5+ units) commercial properties do not require a business purpose letter	CLEARED COMMENT (2016-03-09): Cleared based on seller’s response
1601170436	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170439	1	A	A	A

[1] Document Error - Missing document: A copy of the lease for the subject property is missing.

[1] General - Missing Document: 1003 Final not provided

EXCEPTION INFO: Missing application for the co-guarantor

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: Deductible> $5,000: Wind Deductible of 3% with $405,000 coverage amount equates to $12,150 deductible. Per MCP 7.2 a. The insurance policy: * must have a deductible equal to the lesser of $5,000 or 1 % of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-09): On commercial properties, VCC only requires leases if loan amount is > $1,000,000. Rent roll was provided.

GENERAL COMMENT (2016-03-09): Co-borrower 1003 requested.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded 1003 for co-guarantor.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) VCC does not consider missing signature on page 1 of the 1003 to be a material exception as long as both 1003s are signed on the last page.

GENERAL COMMENT (2016-03-09): Updated final loan worksheet has been uploaded with exception for insurance deductible.

CLEARED COMMENT (2016-03-09): Cleared based on seller’s comment

GENERAL COMMENT (2016-03-09): Exception remains- pending receipt of completed 1003 for co-guarantor.

GENERAL COMMENT (2016-03-15): Exception remains- applications for both borrowers are incomplete; neither is signed in the top heading to indicate co-borrower status acknowledgement.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that signature under co-borrowership acknowledgement section of application is deemed not material, and that applications are deemed acceptable as provided

CLEARED COMMENT (2016-03-09): exception cleared- due to receipt of updated Loan Approval Worksheet documenting approval for Insurance deductible exception

1601170440	1	A	A	A

[1] General - Missing Document: 1003 Final not provided

EXCEPTION INFO: Executed 1003 for co borrower not in file.

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: Deductible > $5,000- Per EOI, Wind deductible of 5% of Bldg 1 @387,750 and bldg2 @ $525,000 = $45,637.50 wind deductible.

GENERAL COMMENT (2016-03-09): Co-borrower’s 1003 requested.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded 1003 for co-guarantor.

GENERAL COMMENT (2016-03-09): Uploaded updated loan approval worksheet with exception for insurance deductible.

GENERAL COMMENT (2016-03-09): exception remains- pending receipt of completed 1003 fo co-guarantor

GENERAL COMMENT (2016-03-15): Exception remains- applications for both borrowers are incomplete; neither is signed in the top heading to indicate co-borrower status acknowledgement.

CLEARED COMMENT (2016-03-15): Upon re-review, 1003 is acceptable exception cleared

CLEARED COMMENT (2016-03-09): exception cleared- due to receipt of updated loan approval worksheet documenting approval of insurance deductible exception

1601170444	1	A	A	A
1601170445	1	A	A	A

[1] General - Missing Document: Hazard Insurance Policy not provided

EXCEPTION INFO: EOI indicates policy has 80% coinsurance. Per MCP 7.2 (8/1/15) II a. The insurance policy:

must not have any coinsurance.

must contain replacement cost coverage

						GENERAL COMMENT (2016-03-09): Uploaded updated insurance cert with replacement cost and no co-insurance.	CLEARED COMMENT (2016-03-09): exception cleared- due to receipt of updated EOI indicating no coinsurance on subject policy.
1601170451	1	A	A	A
1601170459	1	A	A	A
1601170462	1	A	A	A
1601170468	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170475	1	A	A	A

[1] General - Ineligible property

EXCEPTION INFO: Per appraisal/appraisal review, The property is currently listed for sale at XXX and has been on the market for 224 days. Per approval ‘the property has been listed for sale within the last 6 months. The file contains no evidence of cancellation/ expiration of the listing. Per MCP (v 1/15/15) 6.6 Properties that have been recently listed (within the past 6 months) must:* Be off the market (evidenced by expired or cancelled listing agreement) and; * Eligible for Rate and Term refinances only if loan includes a two year prepayment penalty (if allowed by law) Borrower(s) to sign letter stating awareness of prepayment penalty associated with loan * Value will be based on the lesser of the lowest list price, appraised value, or underwritten value.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000- per EOI, the Wind/ hail deductible of 5% with coverage amount of $475,000 equates to a deductible of $23,750. Per MCP (v1/15/15) 7.2 a. the insurance policy must: * must have a deductible equal to the lesser of $5,000 or 1 % of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded cancellation of listing and updated loan worksheet with exception for insurance deductible.

GENERAL COMMENT (2016-03-25): 3-24-2016 (VK) Uploaded updated loan worksheet with exception for LTV > 50%.

GENERAL COMMENT (2016-03-15): Requested

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.

GENERAL COMMENT (2016-03-21): Exception remains, Subject LTV of 55% exceeds policy max of 50%

Per MCP 4.1, Unacceptable Properties/Non-Eligible Transactions: If the property has been listed in the last 6 months, a cash out refinance is available at a maximum LTV equal to 50%, or a rate and term refinance is available with a copy of the cancelled/expired listing agreement.

*reviewer acknowledges receipt of cancellation of listing dated 5/22/15.

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to LTV>50% for recently listed property

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to Insurance deductible amount

1601170476	1	A	A	A
1601170482	1	A	A	A

[1] General - Missing Document: Rent Roll not provided

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: There is no NOO cert, Business purpose cert/affidavit, nor UW analysis business purpose.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Rent roll uploaded (appraiser’s rent roll used).

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) LOI uploaded. This is an older loan that was funded before VCC began mandating NOO certs on mixed use properties. UW BP analysis is only required when the borrower occupies the subject property as their primary residence.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) This mixed use property funded before the 11-1-15 MCP implementation and BP LOI was not required. VCC does not view the date on the LOE as a material exception in this case.

CLEARED COMMENT (2016-03-15): exception cleared subject to UW affirmation that appraisal generated Rent roll has been deemed sufficient/acceptable

GENERAL COMMENT (2016-03-15): exception remains; the provided LOI is dated 9/11/15 which is subsequent to the note date aas well as the closing/disbursement date which are all XX/XX/XX.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that LOI date is deemed not material, and that VCC has reviewed the subject property/note and deemed it to be compliant with Non-owner Occupancy eligibility requirements.

1601171115	1	A	A	A
1601170483	1	A	A	A
1601170489	1	A	A	A
1601170496	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5k; per EOI provided, Wind/hail deductible of 2% on coverage of $300,000 equates to $6,000 deductible. Per MCP (v 1/1/15) 7.2 a. the insurance policy: * must have a deductible equal to the lesser of $5,000 or 1 % of the amount of coverage, except as provided herein.

						GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded updated loan approval worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.
1601170501	1	A	A	A
1601170507	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170508	1	A	A	A

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: Mixed use property, There is no NOO Cert nor Business purpose cert/affidavit, nor UW analysis of business purpose contained in file

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Verified reserves < 3 mos, Funds of $83,988.44 Per VOF on file and closing costs of $82,786.97 per Final HUD-1 results in reserves of $1,201.47. Monthly PITI of $1,493 x3 results in shortfall of ($3,277.53). Per MCP 6.3. FIRST TIME BUYER: * Minimum three (3) months reserves required post-closing

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) LOI uploaded. This is an older loan that was funded before VCC began mandating NOO certs on mixed use properties. UW BP analysis is only required when the borrower occupies the subject property as their primary residence.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated approval worksheet with exception for reserves.

CLEARED COMMENT (2016-03-15): Exception cleared- due to receipt of LOI reflecting business purpose /intent and subject to understanding that NOO certs were not required for mixed use properties at time of origination.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for reserves < 3 months

1601170511	1	A	A	A
1601170518	1	A	A	A	[1] General - Missing Document: UCC-1 not provided EXCEPTION INFO: UCC-3 was rejected for missing required reference to original UCC-1. [1] General - FICO below 650	GENERAL COMMENT (2016-03-15): Requested to re-done. GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded UCC1 and updated UCC3.

GENERAL COMMENT (2016-03-05): Pg 374-376,

CLEARED COMMENT (2016-03-22): Seller provided required UCC’s. Exception cleared.

CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

1601170519	1	A	A	A	[1] General - Missing Document: Proof of Residency Status not provided EXCEPTION INFO: There is a CT DL on file for the borrower but no SS card nor passport to verify residency status	GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Borrower has certified to be a legal U.S. resident on page 3 of the loan application. VCC does not require any additional documentation.	CLEARED COMMENT (2016-03-15): exception cleared- subject to understanding that no residency certification is required beyond the applicant questionnaire
1601170521	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Per approval, source of funds is proceeds from another VCC loan however no evidence of these funds is provided in file.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded final HUD for concurrent VCC loan, however, there is still not enough sourced funds. Updated loan approval worksheet has been uploaded with exception for source & seasoning of funds to close.

GENERAL COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for source of funds.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for source of funds.

1601170530	1	A	A	A
1601170537	1	A	A	A

[1] General - Missing Document: Rent Roll not provided

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient cash to close; Verified funds of $9,373 as of 8/31/15 stmt on file. Per Final HUD-1 Cash required to close was $15,714.95.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Hurricane deductible > $5,000; Per EOI, the hurricane deductible is $6,200; Per MCP The property must be covered by the equivalent of a fire policy endorsed to include all the extended coverage perils, and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. a. The insurance policy: * must have a deductible equal to the lesser of $5,000 or 5 % of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Rent roll uploaded. Appaisal verified tenant occupancy.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) (MP) Uploaded updated loan approval worksheet with exceptions for source & seasoning of funds to close, and insurance deductible.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of signed/certified rent roll.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for Verification of funds to close

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.

1601170544	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: FICO of 644 is below 650 minimum.		CLEARED COMMENT (2016-03-06): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170548	1	A	A	A

[1] General - Missing Document: Proof of Residency Status not provided

EXCEPTION INFO: There is a MD DL but no SS card or Passport to verify the residency of guarantor

[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

[1] General - Missing Document: Approval not provided

EXCEPTION INFO: Approval reflects Investor/ 0.0% owner occupied however the guarantor comments reflect that the commercial unit is occupied by the owner/guarantor’s business.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Borrower has certified to be a legal U.S. resident on page 3 of the loan application. VCC does not require any additional documentation.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded corrected loan approval worksheet that reflects owner occupancy. Also, uploaded P&Ls for the borrower’s business.

CLEARED COMMENT (2016-03-15): exception cleared- due to Verification of residency status not required beyond application questionnaire.

CLEARED COMMENT (2016-03-06): Approved exception- per the approval on file the VOR exception was acknowledged and approved

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet accurately reflecting Owner-user percentage, along with business P&L’s for owner-user business.

1601170553	1	A	A	A

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: Enviro insurance amount < Loan amount. Per XXX approval on file, insured amount is $110,500, Per note, loan amount is XXX

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient verified cash to close; Per Final HUD-1 the borrower was required to pay $2,537.98 at closing. there is no VOF documentation on file.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan approval worksheet with exception for sourcing funds to close.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) XXX endorsement uploaded with corrected coverage.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan approval worksheet with exception for sourcing funds to close.

GENERAL COMMENT (2016-03-15): disregard prior comment, added to incorrect exception.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated XXX approval documentation reflecting updated sufficient coverage amount.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for source of funds.

1601170554	1	A	A	A

[1] General - Missing Document: Rent Roll not provided

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient cash to close; there is no VOF documentation on file. The Final HUD shows $12,534.13 due from borrower at the time of closing.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI indicates coverage for 1 family property with $12,000 rental amount however Per appraisal the subject property is a 2 unit property with $72,000 in annual rents. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner‘s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement)

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) This is an older file that funded before VCC began mandating leases or rent rolls. Appaisal verified tenant occupancy.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded updated loan approval worksheet with exceptions for source & seasoning of funds to close.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Insurance update requested.

GENERAL COMMENT (2016-04-05): 4-4-16 (VK) Uploaded updated insurance cert. Dwelling type has been corrected and loss of rents increased.

CLEARED COMMENT (2016-03-15): exception cleared, due to lack of requirement for this item per policy in effect at time of origination.

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for source/verification of funds to close.

GENERAL COMMENT (2016-03-15): exception remains- pending receipt of updated EOI

CLEARED COMMENT (2016-04-05): Seller provided an updated insurance policy dated 4/4/2016 which reflects business income (aka loss of rent) coverage in the amount of $72,000. Exception cleared.

1601170560	1	A	A	A
1601170561	1	A	A	A	[1] General - Missing Document: Rent Roll not provided [1] General - FICO below 650	GENERAL COMMENT (2016-03-15): 3-10-16 (VK) This is an older file and at the time of funding, VCC did not require rent roll or leases. Appraiser verified tenant occupancy.

CLEARED COMMENT (2016-03-15): exception cleared- due to item not required by policy at time of origination.

CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170564	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170569	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170570	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000; Per EOI, hurricane deductible is 3% with coverage amount of $430,500 or $12,915. Per MCP 7.2: the insurance policy: must have a deductible equal to the lesser of $5,000 or 1 % of the amount of coverage, except as provided herein. In addition, Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded updated loan approval worksheet with exception for insurance deductible.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded updated insurance cert indicating rental dwelling and loss of rents.

GENERAL COMMENT (2016-03-15): Exception remains; EOI in file does not reflect landlord/ non-owner occupant coverage. (receipt acknowledged for updated approval documenting approved exception for deductible amount .)

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated EOI reflecting Rental dwelling/landlord coverage in conjunction with previously noted approval for Hurricane deductible amount.

1601170577	1	A	A	A	[1] General - Missing Document: Rent Roll not provided	GENERAL COMMENT (2016-03-15): 3-10-16 (VK) This is an older file and at the time of funding, VCC did not require rent roll or leases. Appraiser verified tenant occupancy.	CLEARED COMMENT (2016-03-15): exception cleared- due to item not required by policy in effect at the time of origigination
1601171109	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-15-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170581	1	A	A	A
1601170584	1	A	A	A
1601170585	3	C	A	C	[3] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): Pending
1601170586	1	A	A	A

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: Insufficient environmental coverage amount; per XXX letter coverage amount is $600,000. Note face amount is XXX

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: UW vacancy <5%. Per Appraisal review, the Underwritten NOI captures Vacancy was 3%. Per MCP(v8/1/15) 3.5: Economic Loss: Our minimum vacancy and collection loss rate is five percent. In estimating economic loss, the market must be carefully studied. In cases where the subject’s vacancy is lower than the market, it should be increased to market levels. The estimate of economic loss assumes the property is operating at a stabilized level, even if it isn’t. If appropriate, offsets (e.g., rent loss) are made after the capitalization process.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) XXX endorsement uploaded with corrected coverage.

GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated loan approval worksheet with corrected NOI of $73,922.02 (at 5% vacancy). DCR is still within tolerance.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated XXX endorsement reflecting corrected sufficient coverage amount.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting updated NOI/ DCR as adjusted for policy required vacancy & credit loss.

1601170589	1	A	A	A
1601170591	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170596	1	A	A	A	[1] General - Missing Document: HUD-1 not provided	GENERAL COMMENT (2016-03-18): 3-15-16 (VK) Final HUD uploaded GENERAL COMMENT (2016-03-24): 3-23-16 (VK) Certified final HUD uploaded.

GENERAL COMMENT (2016-03-18): Exception remains- the Settlement statement provided is not signed/ certified by the settlement agent.

Per MCP (v.8/1/15) 9.1 HUD-1 The Final HUD-I and/or customary settlement statement is required on all transactions. It should include the following: * be certified to be true and correct,... Note: a final HUD-1 and/or settlement statement certified by the settlement agent as a true copy of the original is acceptable.

CLEARED COMMENT (2016-03-24): exception cleared- due to receipt of certified Final HUD-1/settlement statement

1601170598	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-10): Final loan approval reflects a guideline exception was made
1601170604	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000. Peer EOI, the Wind deductible is $6,800. Per MCP (v 8/1/15) 7.2 The insurance policy; must have a deductible equal to the lesser of $5,000 or 5 % of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated approval worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.
1601170608	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Policy type mismatch; The EOI indicates a Business owners policy while the approval indicates investment property/ 0% owner occupied. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

GENERAL COMMENT (2016-03-15): Requested

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) VCC does not view this policy type to be a material exception because all required coverage is in place. Business income covers loss of rents per insurance agent.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that the cited policy type discrepancy is deemed not material, and that VCC has reviewed the subject property policy EOI and deemed it to be compliant with policy intent/requirements.

1601170611	3	C	A	C

[1] General - Missing Document: Background Check not provided

[1] General - Missing Document: Credit Report not provided

[1] General - Fraud reports are not present for all borrowers/guarantors.

[3] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: Liability insurance is not provided.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded credit report. See page 10 (red flag report) which indicates no OFAC hit. Thus fraud report/background check is not required.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded credit report. See page 10 (red flag report) which indicates no OFAC hit. Thus fraud report/background check is not required.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded credit report. See page 10 (red flag report) which indicates no OFAC hit. Thus fraud report/background check is not required.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Insurance pending.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of credit report for borrower containing fraud/ background check documentation yielding satisfactory results

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of credit report for borrower containing fraud/ background check documentation yielding satisfactory results

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of credit report for borrower containing fraud/ background check documentation yielding satisfactory results

GENERAL COMMENT (2016-03-18): Exception remains- pending receipt of updated EOI

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

1601170612	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171121	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: There is no source documentation for the 3 months of statements referenced in the approval; the only VOF is a daily ledger for an investment account which displays no cumulative balance information.

Per MCP 6.2 PROOF OF FUNDS- Down Payment: * Proof of down payment must be verified.

Acceptable Asset Verification: *Acceptable asset verification for checking, savings, or money market accounts includes a Verification of Deposit (VOD) or arecent bank statement.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000; Per EOI the Hurricane deductible is $5,900 (2%). Per MCP (v 6-1-15) 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 1% of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded checking account transaction history and investment account statements for source of large deposits.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.

CLEARED COMMENT (2016-03-22): Received asset documentation as required, exception cleared.

CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.

1601170619	1	A	A	A
1601170620	1	A	A	A
1601170622	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-15-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170625	3	C	A	C

[3] General - Insufficient Hazard Insurance

EXCEPTION INFO: Coverage type mismatch; EOI reflects homeowners policy with loss of use and high personal property coverage amount indicative of owner user/occupied property. Per Approval subject is investment property, 0% owner occupied. Per MCP 7.2. Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement)

						GENERAL COMMENT (2016-03-15): Requested	GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.
1601170627	1	A	A	A
1601170629	1	A	A	A
1601170631	1	A	A	A
1601170636	1	A	A	A
1601170638	1	A	A	A

[1] Document Error - The Certification of Non-Owner occupied shows the Borrower(s) are residing at the subject property.

EXCEPTION INFO: NOO Cert was executed at closing, however the line that should list the borrower’s true primary residence is blank.

						GENERAL COMMENT (2016-03-15): Pending

GENERAL COMMENT (2016-03-29): 3-28-16 (VK) VCC UW did not mandate for NOO cert to be completed because the loan closed in an entity (XXX). Per VCC policy, NOO cert is not required.

CLEARED COMMENT (2016-03-29): exception cleared- due to lender affirmation that since a NOO cert was not required for the entity borrower on the subject note, the incomplete NOO cert on file is removed from consideration.

1601171124	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171136	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000. Per EOI the Hurricane deductible is 2% with coverage amount of $1,235,000 equates to $24,700. Per MCP 7.2 a. the insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601170645	1	A	A	A
1601170646	1	A	A	A
1601170652	1	A	A	A
1601170653	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-15-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170657	1	A	A	A
1601170660	1	A	A	A

[1] General - FICO below 650

EXCEPTION INFO: FICO of 640 is below the 650 minimum.

[1] General - Missing Document: Business P&L not provided

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: 1) Insufficient verified cash to close; VOF reflects $218,769.74 as of 8/31/15. Final HUD-1 reflects $218,916.84 required to close. 2) insufficient reserves; $0 verified reserves (due to aforementioned insufficient cash to close.) per Approval the borrower is considered a first time investor. Per MCP (v 8/1/15): 6.2 PROOF OF FUNDS: Down Payment- Proof of down payment must be verified. 6.3 First Time Buyer: *Minimum three (3) months reserves required post-closing [is required]

[1] General - Missing Document: Approval not provided

EXCEPTION INFO: Owner User property not identified on approval; Per Business Purpose letter of intent on file the borrower intent is to occupy a portion of the subject property. Per approval Owner occupancy of 0.0% was noted.

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: Insufficient Enviro insurance amount; per XXX approval on file the approved loan amount is XXX while the subject note amount is XXX

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan worksheet with exceptions for VOF shortage, insufficient reserves, and business P&Ls. Owner occupied flag changed to “Yes,” however, percentage is not defined in the LOE. Re Inv Type is still Investor because primary purpose of the property is to be leased out.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan worksheet with exceptions for VOF shortage, insufficient reserves, and business P&Ls. Owner occupied flag changed to “Yes,” however, percentage is not defined in the LOE. Re Inv Type is still Investor because primary purpose of the property is to be leased out.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan worksheet with exceptions for VOF shortage, insufficient reserves, and business P&Ls. Owner occupied flag changed to “Yes,” however, percentage is not defined in the LOE. Re Inv Type is still Investor because primary purpose of the property is to be leased out.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) XXX endorsement uploaded.

CLEARED COMMENT (2016-03-07): Approved Exception- Per Approval on file, the FICO score exception was acknowledged and approved

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for Business P&L

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for Reserves and shortage in VOF.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet accurately reflecting owner occupancy status.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated XXX endorsements reflecting corrected sufficient coverage amount

1601170665	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000; Per EOI, the hurricane/wind deductible is 2% or $430,000 or $8,600. Per MCP 7.2 a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded updated loan approval worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.
1601170668	1	A	A	A	[1] General - Missing Document: Business Purpose Letter of Intent not provided	GENERAL COMMENT (2016-03-09): Multifamily (5+ units) commercial properties do not require a business purpose letter	CLEARED COMMENT (2016-03-09): Cleared based on seller’s response
1601170672	1	A	A	A
1601170679	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170684	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-09): Approved exception- Per final approval contained in file this exception was acknowledged and approved.
1601170688	1	A	A	A
1601170689	1	A	A	A
1601170694	3	C	A	C

[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided

[3] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1)Deductible > $5,000; per EOI the Hurricane deductible is $25,000.

Per MCP 7.2 The Insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

2) EOI Indicates homeowners policy as opposed to landlord coverage; there is no loss of rents/income. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

						GENERAL COMMENT (2016-03-18): Insurance pending.

CLEARED COMMENT (2016-03-07): Approved exception- Acknowledged and approved in loan approval doc

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) 1) Uploaded updated loan approval worksheet with exception for insurance deductible. 2) Insurance policy update requested.

GENERAL COMMENT (2016-03-15): Exception 2 remains- pending receipt of updated EOI.

Exception 1 cleared - due to receipt of updated loan approval worksheet documenting approved exception for deductible amount

GENERAL COMMENT (2016-04-05): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

1601170699	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible> $5,000. Per EOI, the wing hail deductible is 5% with coverage amount @ $300,000 equates to a $15,000 hind/hail deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated approval worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.
1601170700	1	A	A	A
1601170708	1	A	A	A
1601170709	1	A	A	A
1601170713	1	A	A	A
1601170716	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: UW Vacancy & Credit loss <5%. Per Appraisal/ Appraisal Review, the underwritten NOI utilizes a vacancy of 3.5%. The UW DSCR was 1.25x; if the vacancy & Credit min of 5% were applied, the DSCR would fall below the 1.25x Policy minimum for a Commercial-traditional II property as outlined in MCP 2.3. Per MCP 3.5 DETERMINATION OF PRO FORMA NOI-Economic Loss: Our minimum vacancy and collection loss rate is five percent.

						GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated loan approval worksheet with corrected NOI of $29,511 (at 5% vacancy). DCR exception noted.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting updated NOI/ DCR figures to reflect policy minimum vacancy & credit loss as well as documenting resultant min DSCR exception.

1601170722	1	A	A	A
1601171129	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000; Per EOI, 5% wind deductible with $182,000 coverage amt equates to $9,100 wind deductible. Per MCP 7.2 a. The insurance policy must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170730	1	A	A	A
1601170736	1	A	A	A
1601170739	1	A	A	A

[1] Document Error - Missing document: A copy of the lease for the subject property is missing.

EXCEPTION INFO: No leases for property subject to rent control. Per Evidence on file, the property is subject to rent control. There are no leases on file for the 8 residential rent controlled units. Per MCP (v 11/1/15) Appendix 2: Velocity Compliance Matrix: *Leases are required on Traditional loans >$1mm and/or if the property is under rent control.

GENERAL COMMENT (2016-03-21): Exception cleared- due to lender affirmation that the cited policy type discrepancy is deemed not material, and that VCC has reviewed the subject property policy EOI and deemed it to be compliant with policy intent/requirements.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated loan worksheet with exception for leases.

GENERAL COMMENT (2016-03-21): Exception remains- Guidelines specify Leases; This acknowledged deviation from policy guidelines is not documented/ approved per most recent Loan Approval Worksheet provided.

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to missing lease document

1601170744	1	A	A	A	[1] General - Missing Document: Note - Subject Lien not provided EXCEPTION INFO: Note is missing borrower signature.	GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Executed promissory note uploaded.	CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of signed/ executed note document
1601170753	1	A	A	A
1601171134	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Per Final Title, There is an additional party vested on the title; XXX. There is no mention of this party on the approval, nor is there any credit evaluation on file,, nor the security agreement/mortgage.

Per MCP 7.1 TITLE INSURANCE

* Vesting Requirements:

* purchase transactions must have evidence of chain of title from Seller to Buyer (Borrower),

* refinance transactions must have evidence that title is vested in subject Borrower(s),but is not limited to the borrower(s) only as additional non-borrowing individuals may be allowed on title at the underwriters discretion.

* All vested parties have executed the security instrument and complied with all title requirements;

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI reflects 80% coinsurance. Per MCP 7.2 a. The insurance policy must not have any coinsurance.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Title correction requested.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated final title policy with sole vested owner.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for co-insurance.

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated final title policy reflecting a single vested owner

CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.

1601170758	1	A	A	A
1601170763	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170766	3	C	C	C

[3] Document Error - ARM Error: Margin was not provided

EXCEPTION INFO: No margin listed on the note.

[3] Valuation Issue - Value variance greater than 10% between origination appraisal and subsequent product

EXCEPTION INFO: CDA value was returned as indeterminate. As a result, a Field Review was ordered for a subsequent valuation tool. Field Review returned with a value of $895,000 for a negative variance of 12.7% as compared to the original appraised value of $1,025,000. Field Review was shared with the originator and they indicated that they reviewed and agree with the reduced value of $895,000. They also indicated that they were updating their data tape to reflect a value of $895,000, however variance remains and exception stands.

						GENERAL COMMENT (2016-03-18): Corrected note sent to the borrower to be signed.
1601170767	1	A	A	A
1601170768	1	A	A	A
1601170771	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-10): Final loan approval reflects that a guideline exception was made.
1601170776	1	A	A	A
1601171144	1	A	A	A
1601170783	1	A	A	A
1601170784	1	A	A	A	[1] General - Missing Document: Rent Roll not provided	GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Rent roll uploaded (VCC used appraiser’s rent roll).	CLEARED COMMENT (2016-03-15): exception cleared- subject to UW confirmation that appraisal generated rent roll was deemed sufficient/acceptable.
1601170790	1	A	A	A
1601170792	1	A	A	A
1601170795	1	A	A	A
1601170797	1	A	A	A
1601170799	1	A	A	A	[1] General - Missing Document: Rent Roll not provided	GENERAL COMMENT (2016-03-15): 3-14-16 (VK) VCC only requires leases or rent rolls for loans > $1,000,000 (see compliance matrix). Appraiser verified that the property is fully tenant occupied.	CLEARED COMMENT (2016-03-15): Agree with seller response, exception cleared.
1601170803	1	A	A	A
1601170806	1	A	A	A
1601170809	1	A	A	A
1601170813	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient cash to close; per VOF, there were $151,954.80 in verified funds. Per Final HUD-1 cash required to close was $171,352.12

[1] General - Missing Document: Approval not provided

EXCEPTION INFO: Approval indicates investor as opposed to owner- user. per Transaction details the subject property is majority owner occupied. If qualified as investor as indicated the subject Traditional II property would not be compliant with the 1.25x min DSCR per MCP 2.3

						GENERAL COMMENT (2016-03-15): Requested GENERAL COMMENT (2016-03-22): 3-21-2016 (VK) Uploaded copies of cashier’s checks for proof of funds to close. GENERAL COMMENT (2016-03-15): Requested

CLEARED COMMENT (2016-03-22): Seller provided sufficient evidence of funds to close. Exception cleared.

GENERAL COMMENT (2016-03-22): 3-21-2016 (VK) Uploaded updated loan worksheet indicating owner-user. No DCR exception needed.

CLEARED COMMENT (2016-03-22): Seller provided corrected loan approval. Exception cleared.

1601170819	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170825	1	A	A	A

[1] General - Missing Document: HUD-1 not provided

EXCEPTION INFO: unable to locate a signed Hud or final closing statement in the file.

[1] General - Missing Document: Background Check not provided

[1] General - Missing Document: Credit Report not provided

GENERAL COMMENT (2016-03-18): 3-17-2016 (VK) Uploaded signed final HUD with email confirmation from closing agent that the word “preliminary” was an error and that the signed HUD is in fact final.

GENERAL COMMENT (2016-03-18): 3-17-2016 (VK) Uploaded credit report. Page 9 (red flags) indicates no match to OFAC, so background check not required

GENERAL COMMENT (2016-03-18): 3-17-2016 (VK) Uploaded credit report. Page 9 (red flags) indicates no match to OFAC, so background check not required.

CLEARED COMMENT (2016-03-18): Exception cleared- subject to crediting the provided settlement agent’s email as certification of updated Seller & Buyer signed preliminary HUD/ settlement statement as provided.

GENERAL COMMENT (2016-03-18): Exception cleared- due to receipt of Credit report for borrower in conjunction with affirmation that Background check info it contains is deemed sufficient/acceptable by lender.

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of Credit report for borrower yielding satisfactory/ compliant results.

1601170826	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient cash to close. Per VOF there was $128,376.01 in verified funds. Per final HUD-1 cash required to close was $132,110.01. Per MCP 6.2 PROOF OF FUNDS-Down Payment: Proof of down payment must be verified.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible> $5,000; per EOI Wind/hail deductible is 5% with coverage amount of $255M, or $12,750. Per MCP 7.2 a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan worksheet with exceptions for source of funds to close and insurance deductible.

GENERAL COMMENT (2016-03-15): 3-11-16 (VK) Uploaded updated loan worksheet with exceptions for source of funds to close and insurance deductible.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for source of funds.

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for insurance deductible amount

1601170827	1	A	A	A

[1] General - Ineligible property

EXCEPTION INFO: Property is a duplex, with 2 units, and an additional (3rd) Unit on other side of the garage. Rents for units 1 and 2 are equal according to appraiser. Possible illegal 3rd unit, if rented to 3rd Tenant Set.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Neither the appraiser nor VCC analyst mention a 3rd unit in their report. Appraiser does mention an illegal kitchen in the basement but VCC was able to obtain LOE & pictures confirming stove removal and capped gas line (uploaded).

							CLEARED COMMENT (2016-03-15): exception cleared, due to evidence on file of removal of stove and capped gas line, in potential 3rd unit.
1601170831	1	A	A	A
1601170833	1	A	A	A
1601170838	1	A	A	A
1601171142	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: VOF statements not included in file provided for review. Statements supporting UW Seasoned funds for Down payment and reserves were not found.

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Verification of funds uploaded (2 accounts).	CLEARED COMMENT (2016-03-22): Seller provided required assets, exception cleared.
1601170845	1	A	A	A
1601170847	1	A	A	A	[1] General - Missing Document: Title Preliminary not provided	GENERAL COMMENT (2016-03-15): Pending GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded proof of lien release.

GENERAL COMMENT (2016-03-07): The subject mortgage appears to be in 2nd lien position as a mortgage was originated by XXX for $XX and recorded on XX/XX/XX; no evidence of satisfaction or subordination was recorded.

CLEARED COMMENT (2016-03-22): Seller provided a copy of the recorded release of lien for the prior mortgage with XXX which was opened XXX. That lien was satisfied on XX/XX/XX just prior to the subject lien closing in Dec 2015. Exception cleared.

1601170850	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170856	3	A	C	C

[1] General - Missing Document: Rent Roll not provided

[3] Valuation Issue - Value variance greater than 10% between origination appraisal and subsequent product

EXCEPTION INFO: CDA value was returned as indeterminate. As a result, a Desk Review was ordered for a subsequent valuation tool. Desk Review returned with a value of $185,000 for a negative variance of 37.29% as compared to the original appraised value of $295,000. The result of this decrease would result in an LTV of 103%. In order to re-mediate, a 2055 appraisal would be required which supported the higher value.

GENERAL COMMENT (2016-03-15): Pending

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Underwriter relied on appraisal to confirm tenant occupancy and since DCR is not a factor on 1-4s, rent roll was not required.

							CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that rent roll was not required and appraisal confirmation of tenant occupancy deemed sufficient
1601170858	1	A	A	A
1601170859	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000; EOI indicates 2% wind/hail/named storm deductible on $275,000 coverage = $5,500 deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-15): 3-14-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of updated loan approval worksheet documenting approved exception for deductible amount.
1601170864	1	A	A	A
1601170869	1	A	A	A
1601170875	1	A	A	A

[1] Guideline Issue - Guideline Requirement: PITIA reserves balance discrepancy.: Calculated PITIA reserves balance of is less than Guideline PITIA reserves balance of.

EXCEPTION INFO: (3) months PITI reserves required for First Time Buyers $15915.21 required, $8708.40 verified post closing costs

						GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded updated loan approval worksheet with exception for reserves < 3 months PITI.	CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of Exception for reserves < 3 mos
1601171147	1	A	A	A

[1] General - LTV does not meet guidelines

EXCEPTION INFO: Cashout on property seasoned <12 months; Per Appraisal, the subject was purchased XX/XX/XX for $XXX and subject transaction note was originated XX/XX/XX at 70% LTV based on $325,000 valuation. Per MCP 6.6: Cash-out on Recent Purchases- Definition: Borrower on title < 12 months Value estimate limited to the lessor of the original purchase price or the current appraised value

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for title seasoning. VCC real estate analyst supports appraised value.	CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601170882	1	A	A	A	[1] General - Property has been listed for sale in the past 12 months. EXCEPTION INFO: Per appraisal, date of prior sale/transfer was 02/13/2015.		CLEARED COMMENT (2016-03-08): Approved exception- per approval doc this exception was acknowledged and approved,
1601170886	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170887	1	A	A	A

[1] Document Error - Missing document: A copy of the lease for the subject property is missing.

EXCEPTION INFO: Property is currently vacant. Underwriter noted on the final loan approval “borrower provided copy of signed executed by all parties lease dated 10/20/2015 with monthly rent in the amount of $1,250”. However, the document which is indexed as the lease is a rental application for monthly rent of $2,650 also dated 10/20/2015.

[1] General - Ineligible property

EXCEPTION INFO: Per appraiser the property was listed for 288 days until it was removed from the market on 9/29/2015. Subject cash out refi transaction closed on 11/23/2015. Per guidelines, If the property has been listed in the last 6 months, a cash out refinance is available at a maximum LTV equal to 50%. Subject LTV is 70%.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Lease requested.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated loan worksheet with corrected write up and exception for full lease. VCC UW accepted the rent application in lieu of a full lease.

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded updated loan worksheet with exception for listing in the last 6 months.

GENERAL COMMENT (2016-03-18): exception remains- pending receipt of executed lease

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to missing lease document

CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of LTV exception for property listed for sale within 6 mos

1601171159	1	A	A	A
1601170893	1	A	A	A
1601170898	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: FICO of 644 is below 650 minimum required.		CLEARED COMMENT (2016-03-11): Per final loan approval a guideline exception was made
1601170903	1	A	A	A
1601170906	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrower
1601170908	1	A	A	A
1601170913	1	A	A	A
1601170918	1	A	A	A
1601170920	1	A	A	A
1601170922	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170923	1	A	A	A
1601171157	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI does not reflect landlord coverage and indicates Business income as opposed to Rental value coverage. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show

Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Per insurance agent, business income covers loss of rents. VCC does not view this as a material issue.	CLEARED COMMENT (2016-03-22): Agree that Business Income coverage appears to include landlord insurance. Exception cleared.
1601171151	1	A	A	A
1601171177	1	A	A	A
1601171178	1	A	A	A	[1] General - There is either an environmental report missing or there is an environmental concern with the property		CLEARED COMMENT (2016-03-10): Per Environmental commentary on Loan Approval Worksheet, the adjacent risk was acknowledged and approved by Sr. Mgmt.
1601171166	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170928	1	A	A	A

[1] General - FICO below 650

EXCEPTION INFO: FICO of 637 is below 650 minimum.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Hazard coverage includes coinsurance. EOI reflects 80% coinsurance. Per MCP 7.2 a. The insurance policy: *must not have any coinsurance.

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with exception for co-insurance.

CLEARED COMMENT (2016-03-11): Exception approved per loan approval worksheet on file

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to co-Insurance

1601170930	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170936	1	A	A	A	[1] General - Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided		CLEARED COMMENT (2016-03-09): Approved Exception- VOR exception was cited and approved on the loan approval doc in file.
1601170939	1	A	A	A
1601170945	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Liability aggregate less than $3MM requirement. Per Approval, Appraisal, & Asset review, subject is an industrial/warehouse property type. Per MCP 7.2 V. Commercial General Liability Insurance: For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with insurance exception for liability.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to Liability Insurance aggregate coverage limit amount
1601170946	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers
1601170949	1	A	A	A
1601170951	1	A	A	A
1601170957	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: FICO of 649 is below 650 minimum. Approved since borrower has been a seasoned investor.		CLEARED COMMENT (2016-03-10): Final loan approval reflects a guideline exception was made.
1601170958	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: 649 FICO is below the minimum 650.		CLEARED COMMENT (2016-03-11): Exception approved per loan approval worksheet in file
1601170962	1	A	A	A
1601170964	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000, EOI reflects hurricane deductible of 5% with coverage amount of $4096,000 equates to $20,300 deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5 % of the amount of coverage, except as provided herein

						GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-18): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception for deductible amount
1601170966	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170969	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Coverage amount < Loan balance and Replacement cost; Coverage amount is $258,000 with $64,500 extended replacement cost (aggregate total of $322.5M) the note amount is XXX, per Appraisal, The replacement cost is $464,035 for the building and $16,500 for the garage. Per MCP 7.2 The Insurance Policy: * must reflect the amount of coverage and shall be the lesser of (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for depreciation.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Subject property is a duplex with 2 separate buildings. There are 2 separate insurance policies (1 for each building) uploaded. Each policy has replacement cost and combined dwelling coverage is more than the loan amount.

							CLEARED COMMENT (2016-03-15): exception cleared- due to sufficient aggregate coverage amount of multiple concurrent policies on the subject property.
1601170970	1	A	A	A
1601170972	1	A	A	A

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: Insufficient coverage amount; Note amount is XXX. XXX approval reflects $338,000 coverage amount

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Vacancy <5%. Per appraisal, the Assumed vacancy is 4% with no consideration for credit loss. this NOI amount is carried forward to the VCC review and loan approval. The UW DSCR is 1.20; hence if additional adjustments were made for vacancy/credit loss, it is likely that the DSCR would fall below the 1.20x threshold minimum as outlined in MCP 2.3. Per MCP 3.5 Our minimum vacancy and collection loss rate is five percent. In estimating economic loss, the market must be carefully studied. In cases where the subject’s vacancy is lower than the market, it should be increased to market levels. The estimate of economic loss assumes the property is operating at a stabilized level, even if it isn’t. If appropriate, offsets (e.g., rent loss) are made after the capitalization process

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible> $5,000 - Per EOI there is a 3%/10,410 tropical Cyclone (Wind/Haiil) deductible.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded XXX endorsement with updated coverage.

GENERAL COMMENT (2016-03-22): Uploaded updated loan worksheet with corrected NOI of $35,624 (at 5% vacancy). Also, exceptions added for DCR and insurance deductible.

GENERAL COMMENT (2016-03-22): Uploaded updated loan worksheet with corrected NOI of $35,624 (at 5% vacancy). Also, exceptions added for DCR and insurance deductible.

CLEARED COMMENT (2016-03-22): Seller provided updated coverage in the amount of $352,500. Exception cleared

CLEARED COMMENT (2016-03-22): Seller provided an updated approval with a guideline exception granted for DCR 1.18.

CLEARED COMMENT (2016-03-22): Seller provided an updated approval with a guideline exception granted for insurance deductible > $5k

1601170977	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Multiple properties financed under one note; Request review and affirmation of note compliance with loan program. Subject note is secured three distinct condo units with three distinct tax ID/ Parcel ID numbers. This represents a deviation from the loan program norm of single-asset finance transactions. Per MCP Investor 1-4 Real Estate Guidelines Investor 1-4 Property Investor 1-4 includes non-owner occupied single family properties consisting of a single unit, duplex, triplex, and or 4 unit dwellings used for investment purposes

GENERAL COMMENT (2016-03-18): 3-17-16 (VK) Per VCC guidelines, mortgage can be secured by multiple parcels as long as they are contiguous. We only do blanket loans such as this if all collateral is on adjacent parcels.

							CLEARED COMMENT (2016-03-18): Exception cleared- due to lender affirmation that, multiple parcels are eligible for financing under a single note so long as they are contiguous.
1601170980	1	A	A	A
1601170987	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601170988	1	A	A	A

[1] General - Missing Document: Non-Owner Occupancy Declaration not provided

EXCEPTION INFO: There is no NOO Certification, nor UW Analysis of Business Purpose worksheet contained in file for the subject mixed-use property.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Loan was approved and funded before the 11-1-15 MCP change. NOO cert was not required on mixed use properties prior to that. UW analysis is not required because it’s not an owner-user property (rental only).

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that a NOO cert was not required per policy at the time of approval, and that VCC has reviewed the subject property/note and deemed it to be compliant with Non-owner Occupancy eligibility requirements.

1601170990	1	A	A	A

[1] General - Missing Document: Business P&L not provided

EXCEPTION INFO: Per transaction information in approval, property is Owner-user , hence business P&L provided.

[1] General - Missing Document: Business License not provided

EXCEPTION INFO: Per Approval Transaction comments, subject is owner-user hence Business license is required.

[1] General - Missing Document: Approval not provided

EXCEPTION INFO: Owner-User SFR property; per Transaction notes, the property is owner user. The Application lists the subject property address as the Business address. Approval reflects investor approval, however evidence on file points to owner-user.

[1] Document Error - Subject property is Non-Owner Occupied and Asset/Income docs in file show the Borrower(s) address as the subject property.

EXCEPTION INFO: Bank Statements on file for borrower, XXX, reflect owner-user

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Business P&Ls are only required on Traditional II (commercial) properties. See section 5.3 of MCP.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with exception for business P&Ls. Also, uploaded permit from State of Florida Health Care Administration authorizing the borrower to use subject property for up to 6 residents (this a is business license and permit for the facility).

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded business license for XXX.

GENERAL COMMENT (2016-03-15): 3-10-16 (VK) Uploaded updated loan worksheet with 100% owner occupancy, however, RE Inv Type should still be “Investor” as per the business purpose LOE.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) In reference to the NOO documentation, please note the “Ok for Loan Docs” date on the loan worksheet. File was approved on 10/29/2015 and thus grandfathered in under 6-1-15 MCP. NOO cert uploaded although it was not required since loans closed in an entity.

GENERAL COMMENT (2016-03-15): the Traditional II specification/refinement for owner user reporting requirements was a new addition in the 11/1/15 MCP revision. Per loan approval worksheet loan approval was approved and OK’ed for docs as of 10/29/15 thus indicating an existing exception at time of approval.

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception for missing business P&L’s

CLEARED COMMENT (2016-03-15): exception cleared- due to receipt of state business license

GENERAL COMMENT (2016-03-15): An owner-user (borrower-occupied) 1 family property is an anomaly. Reviewer believes that additional documentation of business purpose/justification and express approval of owner user SFR would be beneficial to have on file.

Additionally, analysis of the zoning/permitting implications of a business operating form a residential property could be relevant/prudent in this scenario.

The subject note was approved prior to, and closed subsequent to the 11/1/15 dated policy revision.

Per 11/1/15 MCP, the following NOO documentation exceptions would exist; 1) The handwritten BP Letter is not on business letterhead, 2) there is no BP certification nor BP disclosure on file.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that Business purpose of subject property was analyzed/evaluated and deemed to be compliant, in conjunction with receipt of executed NOO certification.

CLEARED COMMENT (2016-03-15): exception cleared- due to updated approval confirming owner user property.

1601170993	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: EOI Reflects Business income as opposed to Rental value coverage.

Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner-occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) After confirmation from insurance agent, loss of rents would be covered under business income. VCC does not view this as a material item. Uploaded updated ACORD confirming business income is rental income coverage.

							CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated EOI reflecting Rental Income coverage.
1601170998	1	A	A	A
1601171003	1	A	A	A	[1] General - Missing Document: Non-Owner Occupancy Declaration not provided	GENERAL COMMENT (2016-03-21): 3-17-16 (VK) Per VCC policy, NOO cert is not required if closed in an entity (XXX).	CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that a NOO cert is not required for entity borrowers

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171008	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: 1) Policy has coinsurance; Per EOI property has 90% coinsurance

Per MCP 7.2 a. The insurance policy: must not have any coinsurance.

2) Deductible >5% Per EOI WInd/Hail deductible is 10% Per MCP 7.2 a. The insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

3) Liability coverage less than $3mm aggregate required for warehouse, Per Appraisal & Asset review, property type is warehouse. Per EOI Aggregate limit is $2MM.

Per MCP 7.2 V. Commercial General Liability Insurance: For industrial buildings, warehouses or buildings with elevators, the minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $3 million minimum general aggregate limit.

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with insurance exceptions.

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exceptions related to 1) co-insurance, 2) deductible amount and 3) liability aggregate coverage amount

1601171009	1	A	A	A
1601171010	1	A	A	A
1601171013	1	A	A	A	[1] General - FICO below 650		CLEARED COMMENT (2016-03-10): Final loan approval reflects that a guideline exception was made
1601171016	1	A	A	A
1601171021	1	A	A	A
1601171023	1	A	A	A
1601171025	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: EOI Reflects Business Income coverage rather than Rental Value. Per Approval subject property is 100% tenant occupied. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

						GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Per insurance agent, business income covers loss of rents. VCC does not view this as a material issue.	CLEARED COMMENT (2016-03-22): Agree that Business Income coverage appears to include landlord insurance. Exception cleared.
1601171028	1	A	A	A
1601171030	1	A	A	A	[1] General - Missing Document: Business P&L not provided	GENERAL COMMENT (2016-03-21): 3-18-16 (VK) P&Ls are only required for Traditional II owner user. This is a multifamily which VCC classifies as Traditional 1.	CLEARED COMMENT (2016-03-21): Exception cleared- due to policy revision dated 11/1/15 which was updated to require Owner-user P&L’s only for Traditional II property types.
1601171035	1	A	A	A
1601171036	1	A	A	A

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171041	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: EOI indicated Reflects Business income rather than rental value coverage. Loan approved as investor/ non- owner occupied. Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) After confirmation from insurance agent, loss of rents would be covered under business income. VCC does not view this as a material item.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that Loss of rents coverage was verified with insurance agent, and the EOI format/content has been deemed sufficient/acceptable as existing by lender.

1601171043	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: Owners policy (separate from master policy) does not indicate landlord/tenant occupied coverage.

Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

GENERAL COMMENT (2016-03-21): 3-18-16 : Pending

GENERAL COMMENT (2016-03-30): 3-30-16 (AC) : Insurance endorsement uploaded. See page 2 which indicates “Unit Owners Rental to Others” coverage, which is their version of a landlord policy. Per insurance agent, loss of use covers loss of rents with that particular endorsement.

							GENERAL COMMENT (2016-03-21): exception remains- pending receipt of update(s) CLEARED COMMENT (2016-03-30): Seller provided updated insurance with proper coverage. Exception cleared.
1601171045	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: 633 FICO below the 650 minimum.		CLEARED COMMENT (2016-03-10): Final loan approval reflects a guideline exception was made
1601171154	1	A	A	A

[1] Document Error - Subject property is Non-Owner Occupied and the insurance documents in file do not reflect Landlord insurance.

EXCEPTION INFO: EOI does not specify landlord coverage and indicates loss of use as opposed to loss of rents.

Per MCP 7.2 Evidence of insurance or insurance binder must agree with Note and show

Borrower(s)’ names and property address, that the mailing address is same as subject property, and the type of insurance agrees with loan program (an owner occupied property will reflect owner’s coverage and a non-owner-occupied property will reflect tenant coverage and a rent-loss insurance endorsement).

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000. Per EOI, Hurricane deductible is 3% and coverage amt is $400,000 resulting in deductible of $12,000. Per MCP 7.2a. the insurance policy: must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

GENERAL COMMENT (2016-03-22): Pending

GENERAL COMMENT (2016-04-01): 3-31-16 (VK) Uploaded insurance cert. Per insurance agent, this is a rental policy and loss of use covers loss of rents. See page 2 of the insurance cert. It indicates a “Tenant Occupied Dwellings” endorsement and has a “Non-owner Rating.” Insured’s address does not match the subject either.

GENERAL COMMENT (2016-03-22): Pending

GENERAL COMMENT (2016-04-01): 3-31-16 (VK) uploaded updated loan worksheet with exception for insurance deductible.

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

CLEARED COMMENT (2016-04-01): Received hazard policy along with seller and insurer’s explanation of coverages. Exception cleared.

GENERAL COMMENT (2016-03-31): Insurance related exception. Will remain open for the purposes of this review, the documentation will be received within a 90 day cure period.

CLEARED COMMENT (2016-04-01): Received updated loan approval which reflects an exception being granted for insurance deductible. Exception cleared.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171047	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: FICO of 614 is below 650 minimum. Approved exception. Credit established in 1978. Mtg history dates back to 2004 with no derog noted in the last 24 months.		CLEARED COMMENT (2016-03-10): Final loan approval reflects that a guideline exception was made
1601171049	1	A	A	A

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: Insufficient verified cash to close; Per Final HUD-1, the borrower was required to pay $95,686.05 at closing. VOF reflected a total balance of $93971.65, resulting in a shortfall of ($1,714.40)

Per MCP6.2 PROOF OF FUNDS: Down Payment- Proof of down payment must be verified.

GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded wire transfer form for $96,000 coming from borrower.

GENERAL COMMENT (2016-03-25): 3-24-16 (VK) Uploaded updated loan worksheet with exception for partial unverified funds to close.

GENERAL COMMENT (2016-03-21): Source/ seasoning of funds exception remains; Wire transfer receipt/cashiers check is not listed as an acceptable asset verification format.

Per MCP 6.2 Acceptable asset verification for checking, savings, or money market accounts includes a Verification of Deposit (VOD) or a recent bank statement.

CLEARED COMMENT (2016-03-25): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to verified funds to close

1601171180	1	A	A	A	[1] General - LTV over 75%		CLEARED COMMENT (2016-03-11): LTV of 75.19% was accurately reflected in the approval worksheet and specifically approved as a guideline exception.
1601171185	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Multiple hazard policies with aggregate Deductible >$5,000. Two of the three buildings (1871 and 1873) are covered by a separate Hazard policy and the third property (1875) is covered by its own distinct hazard policy. Each of the two policies have a $5,000 deductible which results in a $10,000 aggregate deductible. Per evidence on file, all three buildings share one tax parcel ID. Policy does not specifically address the issue of multiple hazard policies on the same subject property. However consistently use of singular references to insurance coverage ( e.g ‘the’, ‘a’, ‘an’ , ‘policy]) .

GENERAL COMMENT (2016-03-22): 3-21-2016 (VK) Uploaded updated loan worksheet with exception for insurance deductible. Insurance company’s policy required separate policies due to the buildings being detached.

							CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.
1601171187	1	A	A	A
1601171053	1	A	A	A
1601171059	1	A	A	A
1601171064	1	A	A	A
1601171067	1	A	A	A	[1] General - FICO below 650 EXCEPTION INFO: 638 FICO is below the 650 minimum.		CLEARED COMMENT (2016-03-11): Approved exception per loan approval worksheet

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171071	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Multiple properties financed under one note; Request review and affirmation of note compliance with loan program. Subject note is secured three distinct condo units with three distinct tax ID/ Parcel ID numbers. This represents a deviation from the loan program norm of single-asset finance transactions. Additionally the VCC Underwritten value was derived from the compilation of the results of three single unit condo appraisals which indicated distinct as-is valuations/ market rental valuations. Per MCP Investor 1-4 Real Estate Guidelines Investor 1-4 Property Investor 1-4 includes non-owner occupied single family properties consisting of a single unit, duplex, triplex, and or 4 unit dwellings used for investment purposes

[1] General - Missing Document: Verification of Down Payment Funds not provided

EXCEPTION INFO: No Verification of Funds required to close. Per Final HUD-1 borrower was required to fund $2,100.00 at closing.

Per MCP 6.2 PROOF OF FUNDS Down Payment Proof of down payment must be verified.

GENERAL COMMENT (2016-03-21): 3-17-16 (VK) Per VCC guidelines, mortgage can be secured by multiple parcels as long as they are contiguous. We only do blanket loans such as this if all collateral is on adjacent parcels.

GENERAL COMMENT (2016-03-21): 3-17-16 (VK) Verification of funds uploaded.

CLEARED COMMENT (2016-03-21): Exception cleared- due to lender affirmation that multiple parcels are eligible for financing under a single note in the subject loan program so long as they are contiguous/adjacent.

CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of VOF for funds to close

1601171073	1	A	A	A

[1] Guideline Issue - Guideline Issue: Derogatory consumer credit outside of credit guidelines

EXCEPTION INFO: Open Collection account with a balance > $5k. Credit report for co-borrower XXX reflects a Medical collection account payable to XXX with a balance of $9,637

Per MCP 5.2 CREDIT ANALYSIS - Past-due, Collections, and Charge-off Accounts: * Collection accounts or charged-off accounts do not need to be paid off if the balance of an individual account is less than $5,000.00 or if the total balance of all accounts is $5,000.00 or less.

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with exception for collections accounts > $5K.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to unpaid collection >$5k
1601171074	1	A	A	A
1601171077	1	A	A	A

[1] General - Missing Document: Environmental Report not provided

EXCEPTION INFO: insufficient coverage amount; note amount XXX. XXX approval on file i/a/o $250,000.

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Vacancy assumption <5%. Underwritten Vacancy & Credit loss was 3.0% per Approval/appraisal/review. Per MCP 3.5 Economic Loss: Our minimum vacancy and collection loss rate is five percent.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded XXX endorsement with updated coverage.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with corrected NOI of $57,673.20 (at 5% vacancy).

CLEARED COMMENT (2016-03-22): Seller provided updated insurance with appropriate coverage. Exception cleared.

CLEARED COMMENT (2016-03-22): Seller provided an updated loan approval with the corrected information. Exception cleared.

Investor Loan ID	Overall Event Level	Final Credit Grade Kroll	Final Property Grade Kroll	Final Overall Grade Kroll	Exceptions	Velocity Rebuttal	AMC Response
1601171168	1	A	A	A

[1] Miscellaneous - Credit Exception:

EXCEPTION INFO: Vacancy <5%. Per Appraisal and review the UW noi uses the assumption of 4.59% vacancy & credit loss. Per MCP 3.5 Our minimum vacancy and collection loss rate is five percent.

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible >$5,000. Per EOI 5% Wind deductible with $300,000 coverage amt equates to $15,000 deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible. Corrected NOI (at 5% vacancy) is also reflected.

GENERAL COMMENT (2016-03-22): 3-21-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible. Corrected NOI (at 5% vacancy) is also reflected.

CLEARED COMMENT (2016-03-22): Seller provided an updated loan approval with the information corrected. Exception cleared.

CLEARED COMMENT (2016-03-22): Seller provided an updated final loan approval which grants a guideline exception for this item.

1601171080	1	A	A	A
1601171083	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible > $5,000. Per EOI wind deductible is 3% with coverage amount of $350,000 equates to 10,500 wind deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to Insurance deductible amount
1601171087	1	A	A	A
1601171094	1	A	A	A
1601171096	1	A	A	A
1601171098	1	A	A	A
1601171101	1	A	A	A

[1] General - Insufficient Hazard Insurance

EXCEPTION INFO: Deductible> $5,000. EOI reflects Wind & Hail deductible of 5% with coverage amount of $301,000 resulting in a $15,050 Wind & Hail Deductible. Per MCP 7.2 a. The insurance policy: *must have a deductible equal to the lesser of $5,000 or 5% of the amount of coverage, except as provided herein;

						GENERAL COMMENT (2016-03-21): 3-18-16 (VK) Uploaded updated loan approval worksheet with exception for insurance deductible.	CLEARED COMMENT (2016-03-21): Exception cleared- due to receipt of updated Loan Approval worksheet documenting approval of exception related to Insurance deductible amount